UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-2168
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Date of fiscal year end: 12/31
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Date of reporting period: 12/31/08
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ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Lifestyle Portfolios

Annual Report
12.31.08

John Hancock

Lifestyle Aggressive Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	43%

U.S. Mid Cap	12%

U.S. Small Cap	8%

International Large Cap	21%

International Small Cap	4%

Emerging Markets	4%

Natural Resources	3%

Large Blend	2%

Small Growth	2%

Small Value	1%

As a percentage of net assets on December 31, 2008.

Portfolio results

For the 12 months ended December 31, 2008, John Hancock Lifestyle Aggressive Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –42.40%, –42.84%, –42.79%, –42.76%, –42.56%, –42.49%, –42.54%, –42.38%, –42.18% and –42.08%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index —the Standard & Poor’s 500 Index — returned –37.00% during the same period.

Performance review

Asset allocation had a negative impact on the Portfolio during the year, as the benefit of exposure to U.S. small caps was more than offset by an allocation to domestic mid caps, as well as by exposure to foreign equities, which accounted for roughly 29% of the Portfolio. A large negative impact versus the broad benchmark also came from the challenging performance of some of our individual managers.

Core Equity (Legg Mason) was a significant detractor. The fund’s exposure to beaten-down stocks in the financials and consumer discretionary sectors contributed to its underperformance. After considerable deliberation, we removed Core Equity from the Portfolio and replaced it with Alpha Opportunities (Wellington), a unique fund combining traditional growth, value and more eclectic styles in an attempt to deliver consistent outperformance over time. We also made some adjustments to our small-cap growth lineup, eliminating Small Cap (Independence) and adding positions in Small Cap Growth (Wellington) and Smaller Company Growth (Frontier/MFC Global U.S.A./Perimeter).

Other detractors included Blue Chip Growth (T. Rowe Price), which had a disappointing showing due to an overweighting in financials and an underweighting in consumer staples. Conversely, performance was aided by U.S. Multi Sector (GMO), which benefited from its overall quality bias and from underweighting in financials and overweighting in consumer staples.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

U.S. Multi Sector	▲	Underweighting in financials
(GMO)

Core Equity	▼	Large stake in hard-hit financials
(Legg Mason)

Blue Chip Growth	▼	Overweighting in financials
(T. Rowe Price)

4	Lifestyle Portfolios | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two similar indexes.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	7,441	7,451	6,720	6,772	6,801	7,577	7,634	7,703	7,735

With maximum sales charge	7,249	7,451	6,720	6,772	6,801	7,577	7,634	7,703	7,735

S&P 500 Index	8,107	8,107	7,181	7,181	7,181	8,107	8,107	8,107	8,131

MSCI EAFE Gross Index[2]	8,648	8,648	7,017	7,017	7,017	8,648	8,648	8,648	8,396

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ended December 31, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Average annual returns — 1 year	–45.28%	–45.49%	–43.32%	–42.76%	–42.56%	–42.49%	–42.54%	–42.38%	–42.18%	–42.08%

Average annual returns — Since inception	–9.61%	–9.55%	–8.77%	–15.92%	–15.63%	–15.47%	–8.29%	–8.08%	–7.82%	–7.68%

Cumulative total returns — 1 year	–45.28%	–45.49%	–43.32%	–42.76%	–42.56%	–42.49%	–42.54%	–42.38%	–42.18%	–42.08%

Cumulative total returns —Since inception	–27.66%	–27.51%	–25.49%	–32.81%	–32.28%	–31.99%	–24.23%	–23.66%	–22.97%	–22.65%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.28%, Class C — 2.24%, Class R — 2.01%, Class R1 — 1.65%, Class R2 — 1.45%, Class R3 — 1.74%, Class R4 — 1.47%, Class R5 — 1.16%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.30%, Class C — 2.25%, Class R — 4.59%, Class R1 — 4.47%, Class R2 — 3.55%, Class R3 — 2.14%, Class R4 — 1.89%, Class R5 — 2.04%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.52%, Class 1 — 1.04%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on inception date.

1 For certain types of investors, as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 Index as of closest month end to inception date.

Annual report | Lifestyle Portfolios	5

John Hancock

Lifestyle Growth Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities and approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	44%

U.S. Mid Cap	5%

U.S. Small Cap	4%

International Large Cap	11%

International Small Cap	3%

Real Estate	3%

Emerging Markets	3%

Large Blend	2%

Natural Resources	1%

Small Growth	1%

Fixed Income	% of Total

High Yield Bond	6%

Multi-Sector Bond	5%

Intermediate Bond	5%

Treasury Inflation-
Protected Securities	3%

Bank Loan	3%

Global Bond	1%

As a percentage of net assets on December 31, 2008.

Portfolio results

For the 12 months ended December 31, 2008, John Hancock Lifestyle Growth Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned –36.89%, –37.35%, –37.33%, –37.26%, –37.05%, –36.80%, –37.06%, –36.87%, –36.64%, –36.63% and –36.57%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended index combining 80% S&P 500 Index and 20% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index — returned –29.83% during the same period.

Performance review

Asset allocation had a negative impact on the Portfolio during the year, as the benefit of exposure to U.S. small caps was more than offset by an allocation to domestic mid caps, as well as by exposure to foreign equities. Within fixed income, allocations to high-yield bonds, bank loans and Treasury Inflation-Protected Securities (TIPS) detracted, while exposure to global bonds benefited the Portfolio. A large impact versus the broad benchmark also came from the challenging performance of some of our individual managers.

Core Equity (Legg Mason) was a significant detractor. The fund’s exposure to beaten-down stocks in the financials and consumer discretionary sectors contributed to its underperformance. After considerable deliberation, we removed Core Equity from the Portfolio and replaced it with Alpha Opportunities (Wellington), a unique fund combining traditional growth, value and more eclectic styles in an attempt to deliver consistent outperformance over time. We also made some adjustments to our small-cap growth lineup, eliminating Small Cap (Independence) and adding positions in Small Cap Growth (Wellington) and Smaller Company Growth (Frontier/ MFC Global U.S.A./Perimeter).

Other detractors included Blue Chip Growth (T. Rowe Price), which had a disappointing showing due to an overweighting in financials and an underweighting in consumer staples. Conversely, performance was aided by U.S. Multi Sector (GMO), which benefited from its overall quality bias and from underweighting financials and overweighting consumer staples.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

U.S. Multi Sector	▲	Underweighting in financials
(GMO)

Core Equity	▼	Large stake in hard-hit financials
(Legg Mason)

Blue Chip Growth	▼	Overweighting in financials
(T. Rowe Price)

6	Lifestyle Portfolios | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	7,851	7,856	7,191	7,241	7,283	7,977	8,043	8,124	8,144	7,488

With maximum sales charge	7,654	7,856	7,191	7,241	7,283	7,977	8,043	8,124	8,144	7,488

Index [2,3]	8,708	8,708	7,844	7,844	7,844	8,708	8,708	8,708	8,579	8,259

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ended December 31, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Average annual returns — 1 year	–40.04%	–40.27%	–37.91%	–37.26%	–37.05%	–36.80%	–37.06%	–36.87%	–36.64%	–36.63%	–36.57%

Average annual returns — Since inception	–8.09%	–8.00%	–7.25%	–13.40%	–13.13%	–12.91%	–6.81%	–6.57%	–6.28%	–6.19%	–10.91%

Cumulative total returns — 1 year	–40.04%	–40.27%	–37.91%	–37.26%	–37.05%	–36.80%	–37.06%	–36.87%	–36.64%	–36.63%	–36.57%

Cumulative total returns — Since inception	–23.68%	–23.46%	–21.44%	–28.10%	–27.59%	–27.17%	–20.23%	–19.57%	–18.76%	–18.56%	–25.12%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.41%, Class B — 2.17%, Class R — 1.94%, Class R1 — 1.61%, Class R2 — 1.50%, Class R3 — 1.68%, Class R4 — 1.41%, Class R5 — 1.09%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.42%, Class B — 2.18%, Class R — 6.15%, Class R1 — 3.30%, Class R2 — 4.06%, Class R3 — 1.86%, Class R4 — 1.52%, Class R5 — 1.42%. For the other classes, the net expenses equal the gross expenses and are as follows: Class C — 2.13%, Class 1 — 0.99%, Class 5 — 0.94%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors, as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 80% of the Standard & Poor’s 500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index (previously known as Lehman Brothers Aggregate Bond Index).

Annual report | Lifestyle Portfolios	7

John Hancock

Lifestyle Balanced Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with greater emphasis on growth of capital. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	35%

U.S. Small Cap	3%

U.S. Mid Cap	2%

International Large Cap	7%

International Small Cap	2%

Real Estate	3%

Emerging Markets	3%

Large Blend	2%

Natural Resources	1%

Fixed Income	% of Total

High Yield Bond	13%

Intermediate Bond	11%

Multi-Sector Bond	10%

Treasury Inflation-
Protected Securities	4%

Bank Loan	2%

Global Bond	2%

As a percentage of net assets on December 31, 2008.

Portfolio results

For the 12 months ended December 31, 2008, John Hancock Lifestyle Balanced Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned –31.63%, –32.22%, –32.19%, –32.09%, –32.01%, –31.68%, –31.89%, –31.68%, –31.40%, –31.37% and –31.38%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended index combining 60% S&P 500 Index and 40% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index — returned –22.06% during the same period.

Performance review

Asset allocation had a negative impact on the Portfolio during the year, as the benefit of exposure to U.S. small caps was more than offset by an allocation to domestic mid caps, as well as by exposure to foreign equities. Within fixed income, allocations to high-yield bonds, bank loans and Treasury Inflation-Protected Securities (TIPS) detracted, while exposure to global bonds benefited the Portfolio. A large impact versus the broad benchmark also came from the challenging performance of some of our individual managers.

Core Equity (Legg Mason) was a significant detractor. The fund’s exposure to beaten-down stocks in the financials and consumer discretionary sectors contributed to its underperformance. After considerable deliberation, we removed Core Equity from the Portfolio and replaced it with Alpha Opportunities (Wellington), a unique fund combining traditional growth, value and more eclectic styles in an attempt to deliver consistent outperformance over time.

Other detractors included Blue Chip Growth (T. Rowe Price), which had a disappointing showing due to an overweighting in financials and an underweighting in consumer staples. High Income (MFC Global U.S.A.), a high-yield bond fund, underperformed because of overweightings in airlines and gaming. Conversely, performance was aided by U.S. Multi Sector (GMO), which benefited from its overall quality bias and from underweighting in financials and overweighting in consumer staples.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

U.S. Multi Sector	▲	Underweighting in financials
(GMO)

Core Equity	▼	Large stake in hard-hit financials
(Legg Mason)

Blue Chip Growth	▼	Overweighting in financials
(T. Rowe Price)

8	Lifestyle Portfolios | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	8,258	8,280	7,638	7,670	7,726	8,404	8,476	8,558	8,578	8,014

With maximum sales charge	8,051	8,280	7,638	7,670	7,726	8,404	8,476	8,558	8,578	8,014

Index[2,3]	9,462	9,462	8,651	8,651	8,651	9,462	9,462	9,462	9,338	9,077

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ended December 31, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Average annual returns — 1 year	–35.07%	–35.39%	–32.82%	–32.09%	–32.01%	–31.68%	–31.89%	–31.68%	–31.40%	–31.37%	–31.38%

Average annual returns — Since inception	–6.55%	–6.54%	–5.72%	–11.09%	–10.92%	–10.64%	–5.28%	–5.03%	–4.74%	–4.66%	–8.46%

Cumulative total returns — 1 year	–35.07%	–35.39%	–32.82%	–32.09%	–32.01%	–31.68%	–31.89%	–31.68%	–31.40%	–31.37%	–31.38%

Cumulative total returns — Since inception	–19.51%	–19.49%	–17.20%	–23.62%	–23.30%	–22.74%	–15.96%	–15.24%	–14.42%	–14.22%	–19.86%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.36%, Class C — 2.07%, Class R — 1.93%, Class R1 — 1.64%, Class R2 — 1.42%, Class R3 — 1.62%, Class R4 — 1.37%, Class R5 — 1.07%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.37%, Class C — 2.08%, Class R — 5.35%, Class R1 — 8.21%, Class R2 — 3.70%, Class R3 — 1.71%, Class R4 — 1.44%, Class R5 — 1.29%. For the other classes, the net expenses equal the gross expenses and are as follows: Class B — 2.16%, Class 1 — 0.97%, Class 5 — 0.92%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors, as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 60% of the Standard & Poor’s 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index (previously known as Lehman Brothers Aggregate Bond Index).

Annual report | Lifestyle Portfolios	9

John Hancock

Lifestyle Moderate Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	22%

U.S. Small Cap	3%

U.S. Mid Cap	2%

International Large Cap	10%

Real Estate	3%

Fixed Income	% of Total

Intermediate Bond	24%

Multi-Sector Bond	14%

High Yield Bond	11%

Global Bond	4%

Treasury Inflation-
Protected Securities	4%

Bank Loan	3%

As a percentage of net assets on December 31, 2008.

Portfolio results

For the 12 months ended December 31, 2008, John Hancock Lifestyle Moderate Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned –23.88%, –24.56%, –24.44%, –24.54%, –24.21%, –23.96%, –24.22%, –23.94%, –23.67%, –23.63% and –23.59%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended index combining 40% S&P 500 Index and 60% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index — returned –13.65% during the same period.

Performance review

Asset allocation had a negative impact on the Portfolio during the year, particularly within fixed income, where allocations to high-yield bonds, bank loans and Treasury Inflation-Protected Securities (TIPS) detracted, while exposure to global bonds benefited the Portfolio. Within equities, the benefit of an allocation to U.S. small caps was more than offset by an allocation to domestic mid caps, as well as by exposure to foreign equities. A large impact versus the broad benchmark also came from the challenging performance of some of our individual managers.

Core Equity (Legg Mason) was a significant detractor. The fund’s exposure to beaten-down stocks in the financials and consumer discretionary sectors contributed to its underperformance. After considerable deliberation, we removed Core Equity from the Portfolio and replaced it with Index 500 (MFC Global U.S.A.).

Other detractors included Active Bond (MFC Global U.S.A./Declaration), which lagged in part due to its exposure to high-yield securities. High Income (MFC Global U.S.), a high-yield bond fund, underperformed because of overweightings in airlines and gaming. Conversely, performance was aided by U.S. Multi Sector (GMO), which benefited from its overall quality bias and from underweighting financials and consumer staples.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

U.S. Multi Sector	▲	Underweighting in financials
(GMO)

Core Equity	▼	Large stake in hard-hit financials
(Legg Mason)

Active Bond	▼	High-yield exposure
(Declaration/MFC
Global USA)

10	Lifestyle Portfolios | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	8,805	8,832	8,292	8,361	8,413	8,972	9,041	9,131	9,148	8,724

With maximum sales charge	8,583	8,832	8,292	8,361	8,413	8,972	9,041	9,131	9,148	8,724

Index[2,3]	10,247	10,247	9,511	9,511	9,511	10,247	10,247	10,247	10,130	9,944

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ended December 31, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Average annual returns — 1 year	–27.66%	–28.09%	–25.15%	–24.54%	–24.21%	–23.96%	–24.22%	–23.94%	–23.67%	–23.63%	–23.59%

Average annual returns — Since inception	–4.65%	–4.65%	–3.80%	–7.84%	–7.51%	–7.26%	–3.33%	–3.10%	–2.80%	–2.73%	–5.30%

Cumulative total returns — 1 year	–27.66%	–28.09%	–25.15%	–24.54%	–24.21%	–23.96%	–24.22%	–23.94%	–23.67%	–23.63%	–23.59%

Cumulative total returns — Since inception	–14.16%	–14.17%	–11.68%	–17.08%	–16.39%	–15.87%	–10.28%	–9.59%	–8.69%	–8.52%	–12.76%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.18%, Class R — 1.89%, Class R1 — 1.54%, Class R2 — 1.28%, Class R3 — 1.66%, Class R4 — 1.37%, Class R5 — 1.04%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.26%, Class R — 7.15%, Class R1 — 4.93%, Class R2 — 19.95%, Class R3 — 2.34%, Class R4 — 1.96%, Class R5 — 1.80%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A – 1.36%, Class C — 2.07%, Class 1 — 0.94%, Class 5 — 0.89%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors, as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 40% of the Standard & Poor’s 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index (previously known as Lehman Brothers Aggregate Bond Index).

Annual report | Lifestyle Portfolios	11

John Hancock

Lifestyle Conservative Portfolio

Goal and strategy

The Portfolio seeks a high level of current income, with some consideration given to growth of capital. To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	12%

Real Estate	4%

International Large Cap	3%

Fixed Income	% of Total

Intermediate Bond	35%

Multi-Sector Bond	17%

High Yield Bond	9%

Short-Term Bond	7%

Global Bond	6%

Bank Loan	4%

Treasury Inflation-
Protected Securities	3%

As a percentage of net assets on December 31, 2008.

Portfolio results

For the 12 months ended December 31, 2008, John Hancock Lifestyle Conservative Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –15.41%, –16.04%, –16.03%, –15.88%, –15.62%, –15.39%, –15.62%, –15.38%, –15.10% and –15.02%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended index combining 20% S&P 500 Index and 80% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index — returned –4.56% during the same period.

Performance review

Asset allocation had a negative impact on the Portfolio during the year as the benefit of exposure to global bonds and short-term Treasuries was more than offset by allocations to high-yield bonds, bank loans and Treasury Inflation-Protected Securities (TIPS). A large impact versus the broad benchmark also came from the challenging performance of some of our individual managers.

One of the largest detractors was Active Bond (MFC Global U.S.A./Declaration), which lagged in part due to its exposure to high-yield securities. Another under-performer was High Income (MFC Global U.S.). In that case, overweightings in airlines and gaming hurt the fund’s return. Other underperformaners included High Yield (WAMCO) and Global Bond (PIMCO), which lagged its benchmark due to an overweighting in corporate bonds, primarily in the financial sector. Conversely, a small position in International Core (GMO), benefited from an overweighting in the relatively strong health care sector.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

International Core	▲	Overweighting in health care
(GMO)

Active Bond	▼	High-yield exposure
(Declaration/MFC
Global USA)

High Income	▼	Overweightings in airlines and gaming
(MFC Global USA)

12	Lifestyle Portfolios | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	9,522	9,527	9,123	9,187	9,232	9,701	9,766	9,865	9,887

With maximum sales charge	9,285	9,527	9,123	9,187	9,232	9,701	9,766	9,865	9,887

Index[2,3]	11,064	11,064	10,426	10,426	10,426	11,064	11,064	11,064	10,957

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ended December 31, 2008

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Average annual returns — 1 year	–19.63%	–19.95%	–16.81%	–15.88%	–15.62%	–15.39%	–15.62%	–15.38%	–15.10%	–15.02%

Average annual returns — Since inception	–2.36%	–2.29%	–1.50%	–3.92%	–3.63%	–3.43%	–0.94%	–0.74%	–0.42%	–0.35%

Cumulative total returns — 1 year	–19.63%	–19.95%	–16.81%	–15.88%	–15.62%	–15.39%	–15.62%	–15.38%	–15.10%	–15.02%

Cumulative total returns — Since inception	–7.37%	–7.15%	–4.73%	–8.77%	–8.13%	–7.68%	–2.99%	–2.34%	–1.35%	–1.13%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.34%, Class B — 2.12%, Class R — 1.81%, Class R1 — 1.51%, Class R2 — 1.33%, Class R3 — 1.61%, Class R4 — 1.33%, Class R5 — 1.02%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.35%, Class B — 2.34%, Class R — 14.64%, Class R1 — 10.49%, Class R2 — 8.39%, Class R3 — 2.69%, Class R4 — 2.26%, Class R5 — 4.22%. For the other classes, the net expenses equal the gross expenses and are as follows: Class C — 2.08%, Class 1 — 0.91%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors, as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 20% of the Standard & Poor’s 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index (previously known as Lehman Brothers Aggregate Bond Index).

Annual report | Lifestyle Portfolios	13

Your expenses

As a shareholder of John Hancock Funds II Lifestyle Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	Lifestyle Portfolios | Annual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-08	12-31-08	7-1-08–12-31-08	Expense Ratio[2,3]
Lifestyle Aggressive

Class A	Actual	$1,000.00	$644.60	$2.69	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,021.90	$3.30	0.65%

Class B	Actual	1,000.00	$642.50	$5.62	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.30	$6.90	1.36%

Class C	Actual	1,000.00	$642.60	$5.49	1.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.50	$6.75	1.33%

Class R	Actual	1,000.00	$642.20	$6.19	1.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,017.60	$7.61	1.50%

Class R1	Actual	1,000.00	$643.50	$3.88	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.40	$4.77	0.94%

Class R2	Actual	1,000.00	$643.50	$3.97	0.96%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.30	$4.88	0.96%

Class R3	Actual	1,000.00	$644.00	$3.84	0.93%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.50	$4.72	0.93%

Class R4	Actual	1,000.00	$644.90	$2.52	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.10	$3.10	0.61%

Class R5	Actual	1,000.00	$646.20	$1.08	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,023.80	$1.32	0.26%

Class 1	Actual	1,000.00	$646.90	$0.50	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.50	$0.61	0.12%

Lifestyle Growth

Class A	Actual	$1,000.00	$693.30	$2.64	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.00	$3.15	0.62%

Class B	Actual	1,000.00	$691.20	$5.70	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.40	$6.80	1.34%

Class C	Actual	1,000.00	$691.00	$5.70	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.40	$6.80	1.34%

Class R	Actual	1,000.00	$691.40	$5.31	1.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,025.10	$6.36	1.25%

Class R1	Actual	1,000.00	$692.80	$3.87	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.60	$4.62	0.91%

Class R2	Actual	1,000.00	$694.20	$1.96	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.80	$2.34	0.46%

Class R3	Actual	1,000.00	$692.50	$3.74	0.88%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.70	$4.47	0.88%

Class R4	Actual	1,000.00	$693.60	$2.64	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.00	$3.15	0.62%

Class R5	Actual	1,000.00	$695.10	$1.15	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,023.80	$1.37	0.27%

Class 1	Actual	1,000.00	$694.80	$0.51	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.50	$0.61	0.12%

Class 5	Actual	1,000.00	$695.10	$0.30	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.80	$0.36	0.07%

Annual report | Lifestyle Portfolios	15

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-08	12-31-08	7-1-08–12-31-08	Expense Ratio[2,3]
Lifestyle Balanced

Class A	Actual	$1,000.00	$734.90	$2.53	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.20	$2.95	0.58%

Class B	Actual	1,000.00	$731.10	$5.83	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.40	$6.80	1.34%

Class C	Actual	1,000.00	$731.30	$5.57	1.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.70	$6.50	1.28%

Class R	Actual	1,000.00	$732.20	$5.57	1.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.70	$6.50	1.28%

Class R1	Actual	1,000.00	$732.00	$5.62	1.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,018.70	$6.55	1.29%

Class R2	Actual	1,000.00	$734.80	$2.09	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.70	$2.44	0.48%

Class R3	Actual	1,000.00	$733.20	$3.79	0.87%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,020.80	$4.42	0.87%

Class R4	Actual	1,000.00	$734.50	$2.40	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,022.40	$2.80	0.55%

Class R5	Actual	1,000.00	$735.90	$0.96	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.00	$1.12	0.22%

Class 1	Actual	1,000.00	$736.20	$0.52	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.50	$0.61	0.12%

Class 5	Actual	1,000.00	$736.00	$0.31	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	$1,024.80	$0.36	0.07%

Lifestyle Moderate

Class A	Actual	$1,000.00	$801.10	$2.49	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.80	0.55%

Class B	Actual	1,000.00	797.50	6.19	1.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.95	1.37%

Class C	Actual	1,000.00	797.80	5.78	1.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.50	1.28%

Class R	Actual	1,000.00	796.40	6.68	1.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,017.70	7.51	1.48%

Class R1	Actual	1,000.00	798.60	4.34	0.96%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.88	0.96%

Class R2	Actual	1,000.00	800.10	3.39	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.81	0.75%

Class R3	Actual	1,000.00	799.40	4.12	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.62	0.91%

Class R4	Actual	1,000.00	800.50	2.85	0.63%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.20	0.63%

Class R5	Actual	1,000.00	802.10	1.13	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.27	0.25%

Class 1	Actual	1,000.00	800.80	0.54	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.61	0.12%

Class 5	Actual	1,000.00	802.80	0.32	0.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.36	0.07%

16	Lifestyle Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-08	12-31-08	7-1-08–12-31-08	Expense Ratio[2,3]
Lifestyle Conservative

Class A	Actual	$1,000.00	$867.10	$2.63	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.85	0.56%

Class B	Actual	1,000.00	863.70	6.37	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.90	1.36%

Class C	Actual	1,000.00	864.30	5.90	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.39	1.26%

Class R	Actual	1,000.00	864.70	6.05	1.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,025.10	6.57	1.29%

Class R1	Actual	1,000.00	866.00	4.41	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.77	0.94%

Class R2	Actual	1,000.00	867.50	2.16	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.34	0.46%

Class R3	Actual	1,000.00	866.10	4.27	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.62	0.91%

Class R4	Actual	1,000.00	867.40	2.96	0.63%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.20	0.63%

Class R5	Actual	1,000.00	869.00	1.27	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.37	0.27%

Class 1	Actual	1,000.00	868.90	0.56	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.61	0.12%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

2 Lifestyle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the Portfolios from the underlying portfolio.

3 The annualized weighted average expense ratio of the underlying funds reflects the indirect expense impact to the portfolios from their investment in the underlying funds, based on the actual expense ratio of each underlying fund weighted for the portfolio’s relative average investment therein are as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Year ended	Aggressive	Growth	Balanced	Moderate	Conservative
12/31/08	0.49%–2.84%	0.49%–2.84%	0.49%–2.84%	0.49%–2.40%	0.49%–2.40%

Annual report | Lifestyle Portfolios	17

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Investment companies

Underlying Funds’ Subadvisers

AIM Capital Management, Inc.	(AIM)

American Century Management, Inc.	(American Century)

BlackRock Investment Management, LLC	(BlackRock)
(formerly Mercury Advisors)

Columbia Management Advisors, LLC	(Columbia)

Davis Advisors	(Davis)

Declaration Management/	(Declaration)
John Hancock Advisers

Deutsche Asset Management	(Deutsche)

Dimensional Fund Advisors, Inc.	(DFA)

Epoch Investment Partners	(Epoch)

Franklin®Templeton®	(Templeton)

Frontier Capital Management Company	(Frontier)

Grantham, Mayo, Van Otterloo & Co.	(GMO)

Independence Investment, LLC	(Independence)

Jennison Associates LLC	(Jennison)

Legg Mason Funds Management, Inc.	(Legg Mason)

Lord, Abbett	(Lord, Abbett)

Marsico Capital Management, LLC	(Marsico)

MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited

MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC

Munder Capital Management	(Munder)

Pacific Investment Management Company	(PIMCO)

Perimeter Capital Management, LLC	(Perimeter)

Rainier Investments Management, Inc.	(Rainier)

RiverSource Investments, LLC	(RiverSource)

SSgA Funds Management, Inc.	(SSgA)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

UBS Global Asset Management
(Americas) Inc.	(UBS)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Inc.	(Wells Capital)

Western Asset Management Company	(WAMCO)

Lifestyle Aggressive Portfolio

Securities owned by the Portfolio on 12-31-08

Issuer	Shares	Value

Investment companies 100.00%

John Hancock Funds 1.50% (g)

Small Cap Intrinsic Value (MFC Global U.S.) (f)	5,769,006	$34,383,278

John Hancock Funds II 89.51% (g)

All Cap Core (Deutsche)	7,515,471	45,844,370

All Cap Value (Lord, Abbett)	3,687,975	29,798,841

Alpha Opportunites (Wellington)	5,878,813	51,322,039

Blue Chip Growth (T. Rowe Price)	11,136,284	137,533,111

Capital Appreciation (Jennison)	14,471,270	103,035,441

Emerging Markets Value (DFA)	15,857,730	85,948,899

Equity-Income (T. Rowe Price)	5,916,860	60,056,125

Fundamental Value (Davis)	11,052,163	114,610,926

Index 500 (MFC Global U.S.A.) (f)	26,763,293	178,243,533

International Equity Index (SSgA)	5,566,011	67,849,668

International Opportunities (Marsico)	14,737,417	137,205,355

International Small Cap (Templeton)	6,053,094	48,364,222

International Small Company (DFA)	9,712,790	51,574,917

International Value (Templeton)	13,562,307	136,436,805

Large Cap (UBS)	3,252,296	28,652,731

Large Cap Value (BlackRock)	3,370,910	52,721,026

Mid Cap Index (MFC Global U.S.A.) (f)	5,549,872	65,876,981

Mid Cap Intersection (Wellington)	10,927,522	58,680,794

Mid Cap Stock (Wellington)	3,897,614	42,406,043

Mid Cap Value (Lord, Abbett)	3,542,520	38,967,715

Mid Cap Value Equity (RiverSource)	3,833,141	22,922,185

Natural Resources (Wellington)	5,182,352	68,769,814

Optimized Value (MFC Global U.S.A.) (f)	6,187,914	52,721,026

Small Cap Growth (Wellington)	4,362,476	30,755,456

Small Cap Index (MFC Global U.S.A.) (f)	8,811,933	75,518,264

Small Cap Value (Wellington)	1,024,455	11,002,649

Small Company Value (T. Rowe Price)	2,805,686	47,219,701

Smaller Company Growth
(Frontier/MFC Global U.S.A./Perimeter) (f)	5,528,360	47,212,193

U.S. Multi Sector (GMO)	10,510,039	80,086,499

Value & Restructuring (Columbia)	6,423,621	43,552,152

Vista (American Century)	6,906,522	42,406,043

		2,057,295,524

John Hancock Funds III 8.99% (g)

International Core (GMO)	5,905,243	137,533,111

Rainier Growth (Rainier)	5,159,731	69,037,195

		206,570,306

Total investment companies
(Cost $3,351,506,795)		$2,298,249,108

Total investments
(Cost $3,351,506,795) 100.00%		$2,298,249,108

Other assets in excess of liabilities (0.00%)		3,816

Total net assets 100.00%		$2,298,252,924

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund’s subadviser is shown parenthetically.

See notes to financial statements

18	Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Lifestyle Growth Portfolio

Securities owned by the Portfolio on 12-31-08

Issuer	Shares	Value

Investment companies 100.02%

John Hancock Funds 0.41% (g)

Small Cap Intrinsic Value (MFC Global U.S.) (f)	4,789,727	$28,546,771

John Hancock Funds II 94.05% (g)

Active Bond (MFC Global U.S./Declaration) (f)	4,385,227	36,090,418

All Cap Core (Deutsche)	35,864,204	218,771,647

Alpha Opportunites (Wellington)	14,400,153	125,713,334

Blue Chip Growth (T. Rowe Price)	30,824,051	380,677,024

Capital Appreciation (Jennison)	42,187,811	300,377,213

Emerging Markets Value (DFA)	32,181,004	174,421,043

Equity-Income (T. Rowe Price)	17,777,071	180,437,267

Floating Rate Income (WAMCO)	29,454,880	209,718,744

Fundamental Value (Davis)	38,241,204	396,561,285

Global Bond (PIMCO)	7,196,176	80,021,479

Global Real Estate (Deutsche)	25,175,079	129,651,656

High Income (MFC Global U.S.) (f)	15,256,150	70,025,728

High Yield (WAMCO)	48,338,863	293,416,897

Index 500 (MFC Global U.S.A.) (f)	100,543,418	669,619,164

International Equity Index (SSgA)	10,041,061	122,400,539

International Opportunities (Marsico)	24,716,276	230,108,530

International Small Cap (Templeton)	7,781,876	62,177,193

International Small Company (DFA)	23,902,207	126,920,716

International Value (Templeton)	20,203,719	203,249,413

Large Cap (UBS)	6,327,016	55,741,009

Large Cap Value (BlackRock)	7,433,429	116,258,828

Mid Cap Index (MFC Global U.S.A.) (f)	8,505,722	100,962,916

Mid Cap Intersection (Wellington)	13,264,465	71,230,177

Mid Cap Stock (Wellington)	7,166,656	77,973,215

Mid Cap Value Equity (RiverSource)	5,859,046	35,037,093

Natural Resources (Wellington)	6,853,332	90,943,716

Optimized Value (MFC Global U.S.A.) (f)	25,446,907	216,807,647

Real Estate Equity (T. Rowe Price)	14,204,436	68,039,251

Real Return Bond (PIMCO)	22,157,657	236,643,772

Small Cap Growth (Wellington)	5,066,354	35,717,799

Small Cap Opportunities (Munder)	5,097,525	63,005,407

Small Company Growth (AIM)	4,467,031	35,378,884

Small Company Value (T. Rowe Price)	6,341,578	106,728,760

Smaller Company Growth
(Frontier/MFC Global U.S.A./Perimeter) (f)	8,312,095	70,985,291

Spectrum Income (T. Rowe Price)	20,534,300	181,523,215

Strategic Bond (WAMCO)	9,522,054	86,841,128

Strategic Income (MFC Global U.S.) (f)	11,319,102	91,345,153

Total Return (PIMCO)	24,032,191	306,891,078

U.S. High Yield Bond (Wells Capital)	8,933,941	82,281,598

U.S. Multi Sector (GMO)	32,028,696	244,058,661

Value & Restructuring (Columbia)	16,450,730	111,535,953

Vista (American Century)	5,678,850	34,868,136

		6,531,157,977

John Hancock Funds III 5.56% (g)

International Core (GMO)	9,437,019	219,788,177

Rainier Growth (Rainier)	12,422,107	166,207,795

		385,995,972
Total investment companies
(Cost $9,670,292,141)		$6,945,700,720

Total Investments 100.02%
(Cost $9,670,292,141)		$6,945,700,720

Liabilities in excess of other assets (0.02%)		(1,570,127)

Total net assets 100.00%		$6,944,130,593

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund’s subadviser is shown parenthetically.

Lifestyle Balanced Portfolio

Securities owned by the Portfolio on 12-31-08

Issuer	Shares	Value

Investment companies 100.00%

John Hancock Funds II 95.03% (g)

Active Bond (MFC Global U.S./Declaration) (f)	19,155,677	$157,651,223

All Cap Core (Deutsche)	11,686,148	71,285,500

Alpha Opportunites (Wellington)	13,616,662	118,873,457

Blue Chip Growth (T. Rowe Price)	30,340,498	374,705,155

Capital Appreciation (Jennison)	13,460,148	95,836,257

Core Bond (Wells Capital)	8,419,162	102,797,974

Emerging Markets Value (DFA)	32,318,200	175,164,641

Equity-Income (T. Rowe Price)	22,752,523	230,938,112

Floating Rate Income (WAMCO)	20,171,040	143,617,807

Fundamental Value (Davis)	19,794,336	205,267,263

Global Bond (PIMCO)	12,315,940	136,953,254

Global Real Estate (Deutsche)	34,732,866	178,874,262

High Income (MFC Global U.S.) (f)	28,170,471	129,302,460

High Yield (WAMCO)	102,310,478	621,024,600

Index 500 (MFC Global U.S.A.) (f)	100,143,782	666,957,589

International Opportunities (Marsico)	11,501,215	107,076,311

International Small Cap (Templeton)	6,799,097	54,324,785

International Small Company (DFA)	10,890,878	57,830,561

International Value (Templeton)	17,512,989	176,180,668

Large Cap (UBS)	8,364,654	73,692,598

Large Cap Value (BlackRock)	10,510,147	164,378,698

Mid Cap Index (MFC Global U.S.A.) (f)	5,828,046	69,178,907

Mid Cap Stock (Wellington)	6,313,390	68,689,688

Natural Resources (Wellington)	7,185,436	95,350,730

Optimized Value (MFC Global U.S.A.) (f)	8,754,947	74,592,145

Real Estate Equity (T. Rowe Price)	10,511,960	50,352,288

Real Return Bond (PIMCO)	24,716,549	263,972,740

Small Company Growth (AIM)	8,753,803	69,330,123

Small Company Value (T. Rowe Price)	6,211,032	104,531,668

Spectrum Income (T. Rowe Price)	44,848,777	396,463,189

Strategic Bond (WAMCO)	16,503,450	150,511,465

Strategic Income (MFC Global U.S.) (f)	18,505,764	149,341,514

Total Bond Market (Declaration) (f)	13,621,251	140,026,465

Total Return (PIMCO)	26,144,910	333,870,495

U.S. High Yield Bond (Wells Capital)	20,159,009	185,664,472

U.S. Multi Sector (GMO)	23,984,306	182,760,411

Value & Restructuring (Columbia)	15,180,618	102,924,593

		6,480,294,068

John Hancock Funds III 4.97% (g)

International Core (GMO)	8,685,797	202,292,204

Rainier Growth (Rainier)	10,240,310	137,015,344

		339,307,548
Total investment companies
(Cost $9,147,150,008)		$6,819,601,616

Total investments
(Cost $9,147,150,008) 100.00%		$6,819,601,616

Liabilities in excess of other assets	0.00%	(113,934)

Total net assets 100.00%		$6,819,487,682

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund’s subadviser is shown parenthetically.

See notes to financial statements

Annual report | Lifestyle Portfolios	19

F I N A N C I A L   S T A T E M E N T S

Lifestyle Moderate Portfolio

Securities owned by the Portfolio on 12-31-08

Issuer	Shares	Value

Investment companies 100.01%

John Hancock Funds II 94.02% (g)

Active Bond (MFC Global U.S./Declaration) (f)	19,831,335	$163,211,888

Blue Chip Growth (T. Rowe Price)	6,824,892	84,287,422

Core Bond (Wells Capital)	3,337,686	40,753,150

Equity-Income (T. Rowe Price)	4,033,218	40,937,162

Floating Rate Income (WAMCO)	8,618,407	61,363,055

Fundamental Value (Davis)	6,919,737	71,757,669

Global Bond (PIMCO)	7,292,878	81,096,807

Global Real Estate (Deutsche)	8,048,375	41,449,130

High Income (MFC Global U.S.) (f)	13,107,562	60,163,711

High Yield (WAMCO)	13,861,704	84,140,544

Index 500 (MFC Global U.S.A.) (f)	18,176,983	121,058,706

International Equity Index (SSgA)	3,327,824	40,566,177

International Opportunities (Marsico)	4,360,236	40,593,793

International Value (Templeton)	4,021,154	40,452,814

Investment Quality Bond (Wellington)	3,755,976	41,503,532

Mid Cap Index (MFC Global U.S.A.) (f)	3,759,631	44,626,823

Real Estate Equity (T. Rowe Price)	4,403,076	21,090,736

Real Return Bond (PIMCO)	7,279,158	77,741,408

Small Cap Index (MFC Global U.S.A.) (f)	2,167,611	18,576,427

Small Company Growth (AIM)	2,618,973	20,742,263

Small Company Value (T. Rowe Price)	1,232,646	20,745,433

Spectrum Income (T. Rowe Price)	18,756,530	165,807,728

Strategic Bond (WAMCO)	6,919,900	63,109,491

Strategic Income (MFC Global U.S.) (f)	7,743,012	62,486,104

Total Bond Market (Declaration) (f)	9,866,895	101,431,678

Total Return (PIMCO)	11,012,522	140,629,912

U.S. High Yield Bond (Wells Capital)	9,307,912	85,725,867

U.S. Multi Sector (GMO)	6,719,931	51,205,877

Value & Restructuring (Columbia)	6,064,989	41,120,628

		1,928,375,935

John Hancock Funds III 5.99% (g)

Global Shareholder Yield (Epoch)	5,885,144	41,490,265

International Core (GMO)	3,497,929	81,466,767

		122,957,032

Total investment companies
(Cost $2,657,300,477)		$2,051,332,967

Total investments
(Cost $2,657,300,477) 100.01%		$2,051,332,967

Liabilities in excess of other assets (0.01%)		(217,592)

Total net assets 100.00%		$2,051,115,375

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund’s subadviser is shown parenthetically.

Lifestyle Conservative Portfolio

Securities owned by the Portfolio on 12-31-08

Issuer	Shares	Value

Investment companies 100.03%

John Hancock Funds II 95.99% (g)

Active Bond (MFC Global U.S./Declaration) (f)	19,079,525	$157,024,492

Blue Chip Growth (T. Rowe Price)	2,543,122	31,407,556

Core Bond (Wells Capital)	2,641,387	32,251,336

Equity-Income (T. Rowe Price)	4,658,693	47,285,732

Floating Rate Income (WAMCO)	8,387,982	59,722,429

Fundamental Value (Davis)	3,802,501	39,431,940

Global Bond (PIMCO)	8,480,467	94,302,796

Global Real Estate (Deutsche)	10,570,248	54,436,776

High Income (MFC Global U.S.) (f)	5,246,429	24,081,109

High Yield (WAMCO)	10,118,616	61,420,000

Index 500 (MFC Global U.S.A.) (f)	5,902,985	39,313,879

International Value (Templeton)	1,579,771	15,892,498

Investment Quality Bond (Wellington)	4,677,539	51,686,803

Real Estate Equity (T. Rowe Price)	2,611,783	12,510,442

Real Return Bond (PIMCO)	4,362,938	46,596,180

Spectrum Income (T. Rowe Price)	16,139,190	142,670,438

Strategic Bond (WAMCO)	7,112,319	64,864,351

Strategic Income (MFC Global U.S.) (f)	7,846,152	63,318,449

Total Bond Market (Declaration) (f)	15,258,519	156,857,576

Total Return (PIMCO)	12,292,142	156,970,659

U.S. Government Securities (WAMCO)	9,172,867	105,487,974

U.S. High Yield Bond (Wells Capital)	5,318,156	48,980,221

Value & Restructuring (Columbia)	2,332,969	15,817,530

		1,522,331,166
John Hancock Funds III 4.04% (g)

Global Shareholder Yield (Epoch)	4,494,191	31,684,050

International Core (GMO)	1,392,909	32,440,861

		64,124,911

Total investment companies
(Cost $1,918,712,732)		$1,586,456,077

Total investments
(Cost $1,918,712,732) 100.03%		$1,586,456,077

Liabilities in excess of other assets (0.03%)		(485,786)

Total net assets 100.00%		$1,585,970,291

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund’s subadviser is shown parenthetically.

See notes to financial statements

20	Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statements of assets and liabilities 12-31-08

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Assets

Investments in affiliated funds, at value (Note 8)	$2,298,249,108	$6,945,700,720	$6,819,601,616
Total investments, at value	2,298,249,108	6,945,700,720	6,819,601,616
Receivable for investments sold	12,380,932	40,083,356	46,962,208
Receivable for fund shares sold	1,049,498	2,174,778	2,705,919
Dividends receivable	—	1,675,409	1,132,800
Receivable due from adviser	86	100	70,053
Other assets	—	—	131
Total assets	2,311,679,624	6,989,634,363	6,870,472,727
Liabilities

Payable for investments purchased	—	1,675,409	1,132,800
Payable for fund shares repurchased	12,971,889	42,611,554	48,698,996
Distributions payable	—	1,420	—
Payable to affiliates: Fund administration fees	86,404	246,525	223,227
Transfer agent fees	207,388	640,057	519,770
Trustees’ fees	1,572	4,502	4,256
Other payables and accrued expenses	159,447	324,303	405,996
Total liabilities	13,426,700	45,503,770	50,985,045
Net assets

Capital paid-in	3,698,983,528	10,575,078,703	9,917,746,146
Undistributed net investment income (loss)	231,280	1,831,715	1,924,865
Accumulated undistributed net realized gain (loss) on investments	(347,704,197)	(908,188,404)	(772,634,937)
Net unrealized appreciation (depreciation) on investments	(1,053,257,687)	(2,724,591,421)	(2,327,548,392)
Net assets	$2,298,252,924	$6,944,130,593	$6,819,487,682
Investments in affiliated funds, at cost	$3,351,506,795	$9,670,292,141	$9,147,150,008
Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$78,131,264	$251,379,606	$248,868,756
Shares outstanding	9,738,878	28,790,445	27,006,390
Net asset value and redemption price per share	$8.02	$8.73	$9.22
Class B:[1] Net assets	$15,626,237	$53,662,415	$45,893,164
Shares outstanding	1,938,630	6,119,589	4,980,645
Net asset value, offering price and redemption price per share	$8.06	$8.77	$9.21
Class C:[1] Net assets	$62,151,713	$205,797,421	$209,232,191
Shares outstanding	7,712,259	23,488,954	22,681,140
Net asset value, offering price and redemption price per share	$8.06	$8.76	$9.22
Class R: Net assets	$1,588,667	$2,485,188	$2,876,698
Shares outstanding	196,711	282,367	312,162
Net asset value, offering price and redemption price per share	$8.08	$8.80	$9.22
Class R1: Net assets	$1,792,064	$3,109,741	$987,773
Shares outstanding	222,480	354,557	107,404
Net asset value, offering price and redemption price per share	$8.05	$8.77	$9.20
Class R2: Net assets	$1,522,017	$6,395,401	$3,572,252
Shares outstanding	189,445	730,855	388,296
Net asset value, offering price and redemption price per share	$8.03	$8.75	$9.20
Class R3: Net assets	$5,878,103	$12,100,594	$19,588,986
Shares outstanding	732,200	1,385,489	2,128,205
Net asset value, offering price and redemption price per share	$8.03	$8.73	$9.20
Class R4: Net assets	$6,290,523	$12,687,466	$14,455,622
Shares outstanding	785,361	1,454,484	1,570,887
Net asset value, offering price and redemption price per share	$8.01	$8.72	$9.20
Class R5: Net assets	$5,694,424	$10,051,637	$15,290,472
Shares outstanding	711,604	1,152,966	1,660,728
Net asset value, offering price and redemption price per share	$8.00	$8.72	$9.21
Class 1: Net assets	$2,119,577,912	$6,345,473,515	$6,240,859,090
Shares outstanding	265,719,864	730,707,867	680,479,674
Net asset value, offering price and redemption price per share	$7.98	$8.68	$9.17
Class 5: Net assets	—	$40,987,609	$17,862,678
Shares outstanding	—	4,725,142	1,947,017
Net asset value, offering price and redemption price per share	—	$8.67	$9.17
Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.44	$9.19	$9.71

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Lifestyle Portfolios	21

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 12-31-08

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Assets

Investments in affiliated funds, at value (Note 8)	$2,051,332,967	$1,586,456,077
Total investments, at value	2,051,332,967	1,586,456,077
Receivable for investments sold	12,423,229	8,600,000
Receivable for fund shares sold	869,830	726,945
Dividends receivable	474,173	461,875
Receivable due from adviser	91	58
Total assets	2,065,100,290	1,596,244,955
Liabilities

Payable for investments purchased	474,173	779,540
Payable for fund shares repurchased	13,163,102	9,211,541
Payable to affiliates: Fund administration fees	50,072	26,036
Transfer agent fees	150,318	129,913
Trustees’ fees	1,148	772
Other payables and accrued expenses	146,102	126,862
Total liabilities	13,984,915	10,274,664
Net assets

Capital paid-in	$2,739,571,296	$1,961,395,902
Undistributed net investment income (loss)	583,256	624,034
Accumulated undistributed net realized gain (loss) on investments	(83,071,667)	(43,792,990)
Net unrealized appreciation (depreciation) on investments	(605,967,510)	(332,256,655)
Net assets	$2,051,115,375	$1,585,970,291
Investments in affiliated funds, at cost	$2,657,300,477	$1,918,712,732
Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$86,430,802	$86,784,579
Shares outstanding	9,016,768	8,349,263
Net asset value and redemption price per share	$9.59	$10.39
Class B:[1] Net assets	$13,518,868	$13,012,662
Shares outstanding	1,411,280	1,251,116
Net asset value, offering price and redemption price per share	$9.58	$10.40
Class C:[1] Net assets	$68,950,157	$73,245,510
Shares outstanding	7,191,734	7,046,776
Net asset value, offering price and redemption price per share	$9.59	$10.39
Class R: Net assets	$1,056,288	$1,135,724
Shares outstanding	110,218	109,128
Net asset value, offering price and redemption price per share	$9.58	$10.41
Class R1: Net assets	$1,565,527	$2,105,395
Shares outstanding	163,341	202,288
Net asset value, offering price and redemption price per share	$9.58	$10.41
Class R2: Net assets	$202,549	$3,484,936
Shares outstanding	21,150	335,035
Net asset value, offering price and redemption price per share	$9.58	$10.40
Class R3: Net assets	$5,248,008	$5,615,656
Shares outstanding	547,735	540,123
Net asset value, offering price and redemption price per share	$9.58	$10.40
Class R4: Net assets	$3,738,526	$3,136,439
Shares outstanding	390,854	301,941
Net asset value, offering price and redemption price per share	$9.57	$10.39
Class R5: Net assets	$5,471,652	$4,324,049
Shares outstanding	571,397	415,856
Net asset value, offering price and redemption price per share	$9.58	$10.40
Class 1: Net assets	$1,857,404,610	$1,393,125,341
Shares outstanding	194,199,109	134,183,946
Net asset value, offering price and redemption price per share	$9.56	$10.38
Class 5: Net assets	$7,528,388	—
Shares outstanding	787,693	—
Net asset value, offering price and redemption price per share	$9.56	—
Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.09	$10.94

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

22	Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the year ended 12-31-08

These Statements of Operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Investment income

Income distributions received from affiliated underlying funds	$42,541,961	$238,491,254	$340,727,686
Total investment income	42,541,961	238,491,254	340,727,686
Expenses

Investment management fees (Note 5)	1,299,039	3,775,569	3,603,198
Distribution and service fees (Note 5)	2,930,343	8,687,739	8,273,603
Transfer agent fees (Note 5)	580,489	1,409,546	1,011,112
Blue sky fees (Note 5)	115,387	145,276	158,089
Fund administration fees (Note 5)	541,066	1,559,968	1,470,871
Audit and legal fees	130,174	284,430	272,109
Printing and postage fees (Note 5)	48,189	112,447	89,431
Custodian fees	10,200	10,607	10,759
Trustees’ fees (Note 5)	40,937	118,429	112,472
Registration and filing fees	102,980	280,478	267,402
Miscellaneous	4,481	—	—
Total expenses	5,803,285	16,384,489	15,269,046

Less: expense reductions (Note 5)	(183,926)	(175,113)	(70,151)
Net expenses	5,619,359	16,209,376	15,198,895

Net investment income	36,922,602	222,281,878	325,528,791
Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(399,533,164)	(999,901,628)	(860,627,316)
Capital gain distributions received from affiliated underlying funds	63,843,785	162,448,061	166,472,858
	(335,689,379)	(837,453,567)	(694,154,458)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(1,321,229,979)	(3,342,761,433)	(2,775,768,529)
	(1,321,229,979)	(3,342,761,433)	(2,775,768,529)
Net realized and unrealized loss	(1,656,919,358)	(4,180,215,000)	(3,469,922,987)

Decrease in net assets from operations	($1,619,996,756)	($3,957,933,122)	($3,144,394,196)

See notes to financial statements

Annual report | Lifestyle Portfolios	23

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the year ended 12-31-08

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Investment income

Income distributions received from affiliated underlying funds	$120,708,040	$98,014,291
Total investment income	120,708,040	98,014,291
Expenses

Investment management fees (Note 5)	993,588	691,118
Distribution and service fees (Note 5)	2,335,839	1,878,599
Transfer agent fees (Note 5)	278,294	221,861
Blue sky fees (Note 5)	121,889	125,434
Fund administration fees (Note 5)	391,184	260,141
Audit and legal fees	107,958	83,963
Printing and postage fees (Note 5)	24,928	23,075
Custodian fees	10,200	10,200
Trustees’ fees (Note 5)	30,681	21,063
Registration and filing fees	77,992	62,563
Miscellaneous	3,210	2,179
Total expenses	4,375,763	3,380,196

Less: expense reductions (Note 5)	(68,925)	(62,655)
Net expenses	4,306,838	3,317,541

Net investment income	116,401,202	94,696,750
Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(95,629,484)	(52,731,872)
Capital gain distributions received from affiliated underlying funds	39,832,667	42,617,171
	(55,796,817)	(10,114,701)

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(694,746,436)	(362,573,083)
	(694,746,436)	(362,573,083)
Net realized and unrealized loss	(750,543,253)	(372,687,784)

Decrease in net assets from operations	($634,142,051)	($277,991,034)

See notes to financial statements

24	Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the period. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Lifestyle Aggressive
	Year Ended 12-31-08	Year Ended 12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	$36,922,602	$31,156,187
Net realized gain (loss)	(335,689,379)	275,547,874
Change in net unrealized appreciation (depreciation)	(1,321,229,979)	(47,390,826)
Increase (decrease) in net assets	(1,619,996,756)	259,313,235
resulting from operations

Distributions to shareholders
From net investment income
Class A	(770,001)	(865,763)
Class B	—	—
Class C	—	(37,410)
Class R	(1,815)	(5,646)
Class R1	(12,639)	(7,790)
Class R2	(12,613)	(24,856)
Class R3	(37,583)	(43,473)
Class R4	(64,605)	(45,073)
Class R5	(85,435)	(40,586)
Series I	(35,705,581)	(41,624,959)
From net realized gain
Class A	(5,552,655)	(3,931,597)
Class B	(1,095,486)	(826,498)
Class C	(4,440,044)	(3,255,234)
Class R	(110,593)	(50,797)
Class R1	(126,438)	(41,601)
Class R2	(104,817)	(95,811)
Class R3	(418,658)	(239,298)
Class R4	(433,985)	(177,973)
Class R5	(402,984)	(122,754)
Series I	(151,009,310)	(116,344,468)

Total distributions	(200,385,242)	(167,781,587)

From Portfolio share transactions (Note 6)	445,766,908	686,985,206

Total increase (decrease)	(1,374,615,090)	778,516,854
Net assets

Beginning of year	3,672,868,014	2,894,351,160

End of year	$2,298,252,924	$3,672,868,014

Undistributed net investment income (loss)	$231,280	—

See notes to financial statements

Annual report | Lifestyle Portfolios	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Growth
	Year Ended 12-31-08	Year Ended 12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	$222,281,878	$185,987,458
Net realized gain (loss)	(837,453,567)	584,936,846
Change in net unrealized appreciation (depreciation)	(3,342,761,433)	(116,180,921)
Increase (decrease) in net assets	(3,957,933,122)	654,743,383
resulting from operations

Distributions to shareholders
From net investment income
Class A	(6,760,004)	(4,725,491)
Class B	(878,511)	(536,260)
Class C	(3,541,992)	(2,164,482)
Class R	(44,937)	(8,325)
Class R1	(72,076)	(26,245)
Class R2	(169,988)	(16,164)
Class R3	(276,716)	(171,150)
Class R4	(337,019)	(229,572)
Class R5	(307,704)	(137,338)
Series 1	(206,683,776)	(177,370,025)
Series 5	(1,365,101)	(855,570)
From net realized gain
Class A	(12,859,693)	(9,486,373)
Class B	(2,755,787)	(2,241,004)
Class C	(10,576,406)	(8,493,776)
Class R	(123,292)	(23,494)
Class R1	(156,280)	(59,653)
Class R2	(325,034)	(31,775)
Class R3	(614,311)	(393,528)
Class R4	(641,118)	(443,269)
Class R5	(507,536)	(225,310)
Series 1	(323,698,472)	(276,785,876)
Series 5	(2,093,965)	(1,300,555)

Total distributions	(574,789,718)	(485,725,235)

From Portfolio share transactions (Note 6)	1,112,410,104	1,752,091,092

Total increase (decrease)	(3,420,312,736)	1,921,109,240
Net assets

Beginning of year	10,364,443,329	8,443,334,089

End of year	$6,944,130,593	$10,364,443,329

Undistributed net investment income (loss)	$1,831,715	—

See notes to financial statements

26	Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Balanced
	Year Ended 12-31-08	Year Ended 12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	$325,528,791	$253,128,038
Net realized gain (loss)	(694,154,458)	406,707,598
Change in net unrealized appreciation (depreciation)	(2,775,768,529)	(135,354,678)
Increase (decrease) in net assets	(3,144,394,196)	524,480,958
resulting from operations

Distributions to shareholders
From net investment income
Class A	(10,278,563)	(5,976,896)
Class B	(1,519,107)	(895,406)
Class C	(7,076,610)	(4,178,342)
Class R	(85,054)	(15,963)
Class R1	(33,334)	(12,013)
Class R2	(143,903)	(28,297)
Class R3	(752,040)	(456,666)
Class R4	(585,521)	(411,637)
Class R5	(644,826)	(227,337)
Series 1	(301,646,852)	(240,703,208)
Series 5	(828,353)	(453,955)
From net realized gain
Class A	(9,971,175)	(5,869,438)
Class B	(1,929,377)	(1,250,971)
Class C	(8,639,271)	(5,589,293)
Class R	(103,169)	(18,872)
Class R1	(35,726)	(13,923)
Class R2	(147,129)	(25,620)
Class R3	(771,338)	(483,304)
Class R4	(552,270)	(382,280)
Class R5	(607,725)	(202,091)
Series 1	(255,551,635)	(190,689,518)
Series 5	(717,450)	(384,893)

Total distributions	(602,620,428)	(458,269,923)

From Portfolio share transactions (Note 6)	955,073,423	1,628,653,977

Total increase (decrease)	(2,791,941,201)	1,694,865,012
Net assets

Beginning of year	9,611,428,883	7,916,563,871

End of year	$6,819,487,682	$9,611,428,883

Undistributed net investment income (loss)	$1,924,865	($200)

See notes to financial statements

Annual report | Lifestyle Portfolios	27

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Moderate
	Year Ended 12-31-08	Year Ended 12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	$116,401,202	$82,349,580
Net realized gain (loss)	(55,796,817)	60,369,990
Change in net unrealized appreciation (depreciation)	(694,746,436)	(26,791,828)
Increase (decrease) in net assets	(634,142,051)	115,927,742
resulting from operations

Distributions to shareholders
From net investment income
Class A	(4,339,766)	(1,973,109)
Class B	(585,242)	(315,485)
Class C	(2,970,127)	(1,420,472)
Class R	(40,923)	(13,881)
Class R1	(62,532)	(23,168)
Class R2	(10,871)	(3,596)
Class R3	(246,261)	(104,504)
Class R4	(184,974)	(118,312)
Class R5	(291,691)	(105,520)
Series 1	(106,725,494)	(78,167,282)
Series 5	(357,684)	(169,157)
From net realized gain
Class A	(2,238,230)	(947,891)
Class B	(366,168)	(195,985)
Class C	(1,828,820)	(871,621)
Class R	(25,903)	(7,574)
Class R1	(33,889)	(11,021)
Class R2	(4,871)	(1,578)
Class R3	(139,064)	(52,869)
Class R4	(96,988)	(52,753)
Class R5	(138,806)	(49,247)
Series 1	(49,026,507)	(30,871,062)
Series 5	(174,587)	(65,666)

Total distributions	(169,889,398)	(115,541,753)

From Portfolio share transactions (Note 6)	337,315,014	429,277,132

Total increase (decrease)	(466,716,435)	429,663,121
Net assets

Beginning of year	2,517,831,810	2,088,168,689

End of year	$2,051,115,375	$2,517,831,810

Undistributed net investment income (loss)	$583,256	—

See notes to financial statements

28	Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Conservative
	Year Ended 12-31-08	Year Ended 12-31-07
Increase (decrease) in net assets

From operations
Net investment income (loss)	$94,696,750	$57,943,258
Net realized gain (loss)	(10,114,701)	20,507,832
Change in net unrealized appreciation (depreciation)	(362,573,083)	(7,532,402)
Increase (decrease) in net assets	(277,991,034)	70,918,688
resulting from operations

Distributions to shareholders
From net investment income
Class A	(4,572,782)	(1,314,962)
Class B	(580,704)	(238,437)
Class C	(3,488,207)	(1,070,619)
Class R	(38,412)	(5,823)
Class R1	(74,694)	(9,925)
Class R2	(189,409)	(13,687)
Class R3	(334,098)	(99,674)
Class R4	(194,620)	(84,714)
Class R5	(190,553)	(27,298)
Series 1	(84,407,205)	(55,116,587)
From net realized gain
Class A	(2,221,568)	(355,959)
Class B	(328,151)	(80,613)
Class C	(1,925,144)	(362,145)
Class R	(23,621)	(1,586)
Class R1	(47,507)	(2,649)
Class R2	(92,847)	(3,212)
Class R3	(143,882)	(31,487)
Class R4	(86,428)	(21,759)
Class R5	(102,648)	(6,351)
Series 1	(36,054,246)	(11,979,079)

Total distributions	(135,096,726)	(70,826,566)

From Portfolio share transactions (Note 6)	492,710,351	281,966,127

Total increase (decrease)	79,622,591	282,058,249
Net assets

Beginning of year	1,506,347,700	1,224,289,451

End of year	$1,585,970,291	$1,506,347,700

Undistributed net investment income (loss)	$624,034	—

See notes to financial statements

Annual report | Lifestyle Portfolios	29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the beginning of the period.

Lifestyle Aggressive
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

12-31-2008	15.22	0.10	(6.58)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.02	(42.40)[5]	0.66[6]	0.61[7]	0.77	78	36
12-31-2007	14.72	0.11	1.05	1.16	(0.12)	(0.54)	—	(0.66)	15.22	8.00[5]	0.59[6]	0.59[7]	0.69	116	21
12-31-2006[8]	14.06	0.08	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.40[5,9]	0.65[6,10]	0.64[10]	1.69[10]	56	5[9]
8-31-2006[11]	12.63	(0.07)	1.56	1.49	(0.06)	—	—	(0.06)	14.06	11.85[5,9]	0.84[6,10]	0.65[10]	(0.59)[10]	35	23[9]

CLASS B

12-31-2008	15.23	—[12]	(6.54)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.84)[5]	1.51[6]	1.35[7]	0.01	16	36
12-31-2007	14.72	(0.02)	1.07	1.05	—	(0.54)	—	(0.54)	15.23	7.23[5]	1.37[6]	1.35[7]	(0.13)	24	21
12-31-2006[8]	14.00	0.05	1.23	1.28	(0.27)	(0.29)	—	(0.56)	14.72	9.15[5,9]	1.54[6,10]	1.35[10]	1.07[10]	13	5[9]
8-31-2006[11]	12.63	(0.15)	1.56	1.41	(0.04)	—	—	(0.04)	14.00	11.22[5,9]	2.00[6,10]	1.34[10]	(1.23)[10]	8	23[9]

CLASS C

12-31-2008	15.23	0.01	(6.55)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.79)[5]	1.36[6]	1.31[7]	0.05	62	36
12-31-2007	14.73	—[12]	1.05	1.05	(0.01)	(0.54)	—	(0.55)	15.23	7.21[5]	1.32[6]	1.31[7]	0.03	95	21
12-31-2006[8]	14.00	0.05	1.24	1.29	(0.27)	(0.29)	—	(0.56)	14.73	9.22[5,9]	1.36[6,10]	1.35[10]	1.10[10]	39	5[9]
8-31-2006[11]	12.63	(0.15)	1.57	1.42	(0.05)	—	—	(0.05)	14.00	11.22[5,9]	1.60[6,10]	1.34[10]	(1.27)[10]	25	23[9]

CLASS R

12-31-2008	15.28	0.05	(6.61)	(6.56)	(0.01)	(0.63)	—	(0.64)	8.08	(42.76)[5]	2.06[6]	1.29[7]	0.42	2	36
12-31-2007	14.79	0.11	0.98	1.09	(0.06)	(0.54)	—	(0.60)	15.28	7.48[5]	3.66[6]	1.08[7,13]	0.69	1	21
12-31-2006[8,11]	14.11	0.13	1.17	1.30	(0.33)	(0.29)	—	(0.62)	14.79	9.22[5,9]	10.66[6,10]	0.95[10]	2.94[10]	—[14]	5[9]

CLASS R1

12-31-2008	15.27	0.10	(6.63)	(6.53)	(0.06)	(0.63)	—	(0.69)	8.05	(42.56)[5]	1.49[6]	0.85[7]	0.83	2	36
12-31-2007	14.76	0.15	1.00	1.15	(0.10)	(0.54)	—	(0.64)	15.27	7.92[5]	3.54[6]	0.72[7,13]	0.92	1	21
12-31-2006[8,11]	14.11	0.08	1.23	1.31	(0.37)	(0.29)	—	(0.66)	14.76	9.25[5,9]	12.89[6,10]	0.70[10]	1.79[10]	—[14]	5[9]

CLASS R2

12-31-2008	15.24	0.07	(6.58)	(6.51)	(0.07)	(0.63)	—	(0.70)	8.03	(42.49)[5]	1.26[6]	0.70[7]	0.58	2	36
12-31-2007	14.74	0.37	0.81	1.18	(0.14)	(0.54)	—	(0.68)	15.24	8.13[5]	2.62[6]	0.52[7,13]	2.31	3	21
12-31-2006[8,11]	14.11	0.09	1.23	1.32	(0.40)	(0.29)	—	(0.69)	14.74	9.37[5,9]	12.24[6,10]	0.45[10]	2.07[10]	—[14]	5[9]

CLASS R3

12-31-2008	15.22	0.07	(6.57)	(6.50)	(0.06)	(0.63)	—	(0.69)	8.03	(42.54)[5]	0.91[6]	0.86[7]	0.59	6	36
12-31-2007	14.72	0.11	1.03	1.14	(0.10)	(0.54)	—	(0.64)	15.22	7.85[5]	1.21[6]	0.81[7,13]	0.68	7	21
12-31-2006[8]	14.06	0.08	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.36[5,9]	2.21[6,10]	0.72[10]	1.70[10]	2	5[9]
8-31-2006[11]	12.63	(0.05)	1.54	1.49	(0.06)	—	—	(0.06)	14.06	11.81[5,9]	8.07[6,10]	0.69[10]	(0.47)[10]	1	23[9]

CLASS R4

12-31-2008	15.21	0.18	(6.66)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.01	(42.38)[5]	0.66[6]	0.56[7]	1.56	6	36
12-31-2007	14.71	0.11	1.07	1.18	(0.14)	(0.54)	—	(0.68)	15.21	8.13[5]	0.96[6]	0.54[7,13]	0.70	5	21
12-31-2006[8]	14.07	0.08	1.25	1.33	(0.40)	(0.29)	—	(0.69)	14.71	9.46[5,9]	1.38[6,10]	0.53[10]	1.71[10]	2	5[9]
8-31-2006[11]	12.63	(0.05)	1.55	1.50	(0.06)	—	—	(0.06)	14.07	11.94[5,9]	4.08[6,10]	0.49[10]	(0.38)[10]	2	23[9]

CLASS R5

12-31-2008	15.21	0.17	(6.62)	(6.45)	(0.13)	(0.63)	—	(0.76)	8.00	(42.18)[5]	0.32[6]	0.24[7]	1.42	6	36
12-31-2007	14.71	0.22	1.00	1.22	(0.18)	(0.54)	—	(0.72)	15.21	8.42[5]	1.11[6]	0.23[7,13]	1.40	3	21
12-31-2006[8]	14.09	0.09	1.26	1.35	(0.44)	(0.29)	—	(0.73)	14.71	9.57[5,9]	4.07[6,10]	0.23[10]	1.90[10]	1	5[9]
8-31-2006[11]	12.63	0.01	1.52	1.53	(0.07)	—	—	(0.07)	14.09	12.16[5,9]	8.26[6,10]	0.20[10]	0.05[10]	—[14]	23[9]

CLASS 1

12-31-2008	15.18	0.15	(6.57)	(6.42)	(0.15)	(0.63)	—	(0.78)	7.98	(42.08)[5]	0.12[6]	0.12[7]	1.24	2,120	36
12-31-2007	14.68	0.15	1.09	1.24	(0.20)	(0.54)	—	(0.74)	15.18	8.54	0.11	0.11[7]	0.94	3,416	21
12-31-2006[8]	14.07	0.10	1.25	1.35	(0.45)	(0.29)	—	(0.74)	14.68	9.59[9]	0.11[10]	0.11[10]	2.09[10]	2,782	5[9]
8-31-2006[11]	12.60	0.06	1.48	1.54	(0.07)	—	—	(0.07)	14.07	12.27[9]	0.11[10]	0.11[10]	0.48[10]	2,422	23[9]

See notes to financial statements

30	Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Growth
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

12–31–2008	15.05	0.27	(5.85)	(5.58)	(0.26)	(0.48)	—	(0.74)	8.73	(36.89)[5]	0.59[6]	0.57[7]	2.14	251	37
12–31–2007	14.72	0.28	0.73	1.01	(0.23)	(0.45)	—	(0.68)	15.05	6.96[5]	0.54[6]	0.53[7]	1.79	332	18
12–31–2006[8]	14.63	0.16	1.01	1.17	(0.43)	(0.36)	(0.29)	(1.08)	14.72	8.00[5,9]	0.58[6,10]	0.58[10]	3.18[10]	165	4[9]
8–31–2006[11]	13.35	0.07	1.28	1.35	(0.07)	—	—	(0.07)	14.63	10.18[5,9]	0.72[6,10]	0.61[10]	0.55[10]	103	26[9]

CLASS B

12–31–2008	15.06	0.16	(5.81)	(5.65)	(0.16)	(0.48)	—	(0.64)	8.77	(37.35)	1.41[6]	1.32[7]	1.30	54	37
12–31–2007	14.73	0.16	0.73	0.89	(0.11)	(0.45)	—	(0.56)	15.06	6.14[5,6]	1.30[6]	1.29[7]	1.02	78	18
12–31–2006[8]	14.57	0.12	1.01	1.13	(0.36)	(0.36)	(0.25)	(0.97)	14.73	7.77[5,6]	1.40[6,10]	1.35[10]	2.45[10]	39	4[9]
8–31–2006[11]	13.35	(0.02)	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[5,6]	1.69[6,10]	1.34[10]	(0.19) [10]	24	26[9]

CLASS C

12–31–2008	15.05	0.17	(5.81)	(5.64)	(0.17)	(0.48)	—	(0.65)	8.76	(37.33)[5]	1.30[6]	1.29[7]	1.36	206	37
12–31–2007	14.72	0.16	0.74	0.90	(0.12)	(0.45)	—	(0.57)	15.05	6.19[5]	1.25[6]	1.25[7]	1.05	294	18
12–31–2006[8]	14.57	0.13	0.99	1.12	(0.36)	(0.36)	(0.25)	(0.97)	14.72	7.73[5,9]	1.29[6,10]	1.29[10]	2.53[10]	152	4[9]
8–31–2006[11]	13.35	(0.02)	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[5,9]	1.44[6,10]	1.33[10]	(0.14) [10]	93	26[9]

CLASS R

12–31–2008	15.12	0.30	(5.96)	(5.66)	(0.18)	(0.48)	—	(0.66)	8.80	(37.26) [5]	1.87[6]	1.19[7]	2.46	2	37
12–31–2007	14.79	0.27	0.67	0.94	(0.16)	(0.45)	—	(0.61)	15.12	6.47[5]	5.27[6]	1.06[7,13]	1.72	1	18
12–31–2006[8,11]	14.70	0.15	0.98	1.13	(0.40)	(0.36)	(0.28)	(1.04)	14.79	7.64[5,9]	12.41[6,10]	0.95[10]	3.39[10]	—[14]	4[9]

CLASS R1

12–31–2008	15.10	0.34	(5.96)	(5.62)	(0.23)	(0.48)	—	(0.71)	8.77	(37.05) [5]	1.34[6]	0.83[7]	2.81	3	37
12–31–2007	14.77	0.32	0.66	0.98	(0.20)	(0.45)	—	(0.65)	15.10	6.75[5]	2.42[6]	0.73[7,13]	2.02	2	18
12–31–2006[8,11]	14.70	0.14	1.00	1.14	(0.42)	(0.36)	(0.29)	(1.07)	14.77	7.75[5,9]	12.95[6,10]	0.69[10]	3.23[10]	—[14]	4[9]

CLASS R2

12–31–2008	15.06	0.35	(5.92)	(5.57)	(0.26)	(0.48)	—	(0.74)	8.75	(36.80) [5]	0.67[6]	0.52[7]	2.87	6	37
12–31–2007	14.74	0.31	0.69	1.00	(0.23)	(0.45)	—	(0.68)	15.06	6.91[5]	3.18[6]	0.62[7,13]	1.95	1	18
12–31–2006[8,11]	14.70	0.15	0.99	1.14	(0.44)	(0.36)	(0.30)	(1.10)	14.74	7.80[5,9]	12.74[6,10]	0.45[10]	3.48[10]	—[14]	4[9]

CLASS R3

12–31–2008	15.03	0.24	(5.84)	(5.60)	(0.22)	(0.48)	—	(0.70)	8.73	(37.06)[5]	0.84[6]	0.83[7]	1.93	12	37
12–31–2007	14.71	0.28	0.69	0.97	(0.20)	(0.45)	—	(0.65)	15.03	6.69[5]	0.98[6]	0.80[7,13]	1.83	14	18
12–31–2006[8]	14.61	0.16	1.01	1.17	(0.42)	(0.36)	(0.29)	(1.07)	14.71	8.00[5,9]	1.35[6,10]	0.71[10]	3.13[10]	4	4[9]
8–31–2006[11]	13.35	0.07	1.26	1.33	(0.07)	—	—	(0.07)	14.61	9.98[5,9]	5.07[6,10]	0.68[10]	0.62[10]	2	26[9]

CLASS R4

12–31–2008	15.03	0.29	(5.86)	(5.57)	(0.26)	(0.48)	—	(0.74)	8.72	(36.87) [5]	0.56[6]	0.56[7]	2.34	13	37
12–31–2007	14.71	0.27	0.74	1.01	(0.24)	(0.45)	—	(0.69)	15.03	6.95[5]	0.64[7,13]	0.53[7,13]	1.76	15	18
12–31–2006[8]	14.64	0.16	1.01	1.17	(0.44)	(0.36)	(0.30)	(1.10)	14.71	8.04[5,9]	0.80[6,10]	0.53[10]	3.12[10]	7	4[9]
8–31–2006[11]	13.35	0.08	1.29	1.37	(0.08)	—	—	(0.08)	14.64	10.26[5,9]	1.78[6,10]	0.49[10]	0.69[10]	5	26[9]

CLASS R5

12–31–2008	15.04	0.33	(5.87)	(5.54)	(0.30)	(0.48)	—	(0.78)	8.72	(36.64) [5]	0.24[6]	0.24[7]	2.67	10	37
12–31–2007	14.71	0.39	0.67	1.06	(0.28)	(0.45)	—	(0.73)	15.04[6]	7.31[5]	0.54[6]	0.21[7,13]	2.53	8	18
12–31–2006[8]	14.66	0.18	1.02	1.20	(0.47)	(0.36)	(0.32)	(1.15)	14.71	8.15[5,9]	1.40[6,10]	0.20[10]	3.54[10]	2	4[9]
8–31–2006[11]	13.35	0.09	1.30	1.39	(0.08)	—	—	(0.08)	14.66	10.47[5,9]	2.52[6,10]	0.19[10]	0.70[10]	2	26[9]

CLASS 1

12–31–2008	15.00	0.32	(5.85)	(5.53)	(0.31)	(0.48)	—	(0.79)	8.68	(36.63) [5]	0.12	0.12[7]	2.49	6,345	37
12–31–2007	14.67	0.30	0.77	1.07	(0.29)	(0.45)	—	(0.74)	15.00[6]	7.44[5]	0.11	0.11[7]	1.94	9,574	18
12–31–2006[8]	14.63	0.17	1.03	1.20	(0.48)	(0.36)	(0.32)	(1.16)	14.67	8.18[9]	0.11[10]	0.11[10]	3.34[10]	8,059	4[9]
8–31–2006[11]	13.31	0.15	1.25	1.40	(0.08)	—	—	(0.08)	14.63	10.58[9]	0.11[10]	0.11[10]	1.17[10]	7,081	26[9]

CLASS 5

12–31–2008	14.98	0.35	(5.86)	(5.51)	(0.32)	(0.48)	—	(0.80)	8.67	(36.57) [5]	0.07	0.07[7]	2.78	41	37
12–31–2007	14.66	0.37	0.70	1.07	(0.30)	(0.45)	—	(0.75)	14.98	7.42[5]	0.06	0.06[7]	2.39	46	18
12–31–2006[8]	14.62	0.24	0.97	1.21	(0.48)	(0.36)	(0.33)	(1.17)	14.66	8.24[9]	0.06[10]	0.06[10]	4.68[10]	15	4[9]
8–31–2006[15]	14.40	—[12]	0.22	0.22	—	—	—	—	14.62	1.53[9]	0.06[10]	0.06[10]	(0.02) [10]	3	26[9]

See notes to financial statements

Annual report | Lifestyle Portfolios	31

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Balanced
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expense	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

12-31-2008	14.54	0.45	(4.96)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.22	(31.63)[5]	0.54[6]	0.54[7]	3.60	249	36
12-31-2007	14.37	0.42	0.42	0.84	(0.35)	(0.32)	—	(0.67)	14.54	5.90[5]	0.51[6]	0.50[7]	2.84	284	14
12-31-2006[8]	14.38	0.24	0.81	1.05	(0.43)	(0.27)	(0.36)	(1.06)	14.37	7.25[9]	0.55[10]	0.55[10]	4.77[10]	125	3[9]
8-31-2006[11]	13.35	0.19	1.01	1.20	(0.17)	—[12]	—	(0.17)	14.38	9.08[5,9]	0.70[6,10]	0.58[10]	1.60[10]	81	23[9]

CLASS B

12-31-2008	14.53	0.33	(4.94)	(4.61)	(0.32)	(0.39)	—	(0.71)	9.21	(32.22)[5]	1.36[6]	1.32[7]	2.66	46	36
12-31-2007	14.37	0.29	0.42	0.71	(0.23)	(0.32)	—	(0.55)	14.53	5.02[5]	1.30[6]	1.30[7]	1.95	60	14
12-31-2006[8]	14.37	0.20	0.81	1.01	(0.40)	(0.27)	(0.34)	(1.01)	14.37	6.96[5,9]	1.41[6,10]	1.34[10]	4.00[10]	32	3[9]
8-31-2006[11]	13.35	0.10	1.02	1.12	(0.10)	—[12]	—	(0.10)	14.37	8.47[5,9]	1.73[6,10]	1.34[10]	0.84[10]	20	23[9]

CLASS C

12-31-2008	14.55	0.34	(4.95)	(4.61)	(0.33)	(0.39)	—	(0.72)	9.22	(32.19)[5]	1.24[6]	1.24[7]	2.76	209	36
12-31-2007	14.39	0.31	0.42	0.73	(0.25)	(0.32)	—	(0.57)	14.55	5.10[5]	1.22[6]	1.21[7]	2.09	268	14
12-31-2006[8]	14.38	0.20	0.82	1.02	(0.40)	(0.27)	(0.34)	(1.01)	14.39	7.03[9]	1.25[10]	1.25[10]	4.10[10]	128	3[9]
8-31-2006[11]	13.35	0.12	1.01	1.13	(0.10)	—[12]	—	(0.10)	14.38	8.55[5,9]	1.41[6,10]	1.29[10]	0.97[10]	79	23[9]

CLASS R

12-31-2008	14.54	0.50	(5.09)	(4.59)	(0.34)	(0.39)	—	(0.73)	9.22	(32.09)[5]	1.88[6]	1.22[7]	4.29	3	36
12-31-2007	14.39	0.36	0.40	0.76	(0.29)	(0.32)	—	(0.61)	14.54	5.31[5]	4.49[6]	1.07[7,13]	2.40	1	14
12-31-2006[8,11]	14.44	0.32	0.66	0.98	(0.41)	(0.27)	(0.35)	(1.03)	14.39	6.79[5,9]	8.41[6,10]	0.95[10]	7.37[10]	—[14]	3[9]

CLASS R1

12-31-2008	14.53	0.44	(5.01)	(4.57)	(0.37)	(0.39)	—	(0.76)	9.20	(32.01)[5]	2.58[6]	1.06[7]	3.69	1	36
12-31-2007	14.38	0.49	0.31	0.80	(0.33)	(0.32)	—	(0.65)	14.53	5.58[5]	7.35[6]	0.78[7,13]	3.25	1	14
12-31-2006[8,11]	14.44	0.21	0.78	0.99	(0.42)	(0.27)	(0.36)	(1.05)	14.38	6.84[5,9]	13.06[6,10]	0.70[10]	4.96[10]	—[14]	3[9]

CLASS R2

12-31-2008	14.51	0.45	(4.96)	(4.51)	(0.41)	(0.39)	—	(0.80)	9.20	(31.68)[5]	0.87[6]	0.56[7]	3.62	4	36
12-31-2007	14.37	0.43	0.39	0.82	(0.36)	(0.32)	—	(0.68)	14.51	5.77[5]	2.84[6]	0.56[7,13]	2.90	1	14
12-31-2006[8,11]	14.44	0.22	0.77	0.99	(0.43)	(0.27)	(0.36)	(1.06)	14.37	6.90[5,9]	12.70[6,10]	0.45[10]	5.21[10]	—[14]	3[9]

CLASS R3

12-31-2008	14.52	0.40	(4.95)	(4.55)	(0.38)	(0.39)	—	(0.77)	9.20	(31.89)[5]	0.81[6]	0.80[7]	3.21	20	36
12-31-2007	14.36	0.43	0.37	0.80	(0.32)	(0.32)	—	(0.64)	14.52	5.65[5]	0.85[6]	0.76[7,13]	2.90	23	14
12-31-2006[8]	14.37	0.22	0.82	1.04	(0.42)	(0.27)	(0.36)	(1.05)	14.36	7.22[5,9]	1.24[6,10]	0.72[10]	4.55[10]	5	3[9]
8-31-2006[11]	13.35	0.36	0.82	1.18	(0.16)	—[12]	—	(0.16)	14.37	8.92[5,9]	3.70[6,10]	0.69[10]	3.10[10]	3	23[9]

CLASS R4

12-31-2008	14.52	0.43	(4.94)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.20	(31.68)[5]	0.52[6]	0.52[7]	3.51	14	36
12-31-2007	14.36	0.39	0.45	0.84	(0.36)	(0.32)	—	(0.68)	14.52	5.91[5]	0.58[6]	0.51[7,13]	2.63	18	14
12-31-2006[8]	14.38	0.23	0.81	1.04	(0.43)	(0.27)	(0.36)	(1.06)	14.36	7.27[5,9]	0.70[6,10]	0.52[10]	4.55[10]	10	3[9]
8-31-2006[11]	13.35	0.16	1.06	1.22	(0.19)	—[12]	—	(0.19)	14.38	9.19[5,9]	1.46[6,10]	0.48[10]	1.37[10]	7	23[9]

CLASS R5

12-31-2008	14.52	0.54	(5.01)	(4.47)	(0.45)	(0.39)	—	(0.84)	9.21	(31.40)[5]	0.21[6]	0.21[7]	4.46	15	36
12-31-2007	14.36	0.50	0.38	0.88	(0.40)	(0.32)	—	(0.72)	14.52	6.18[5]	0.43[6]	0.21[7,13]	3.35	10	14
12-31-2006[8]	14.38	0.24	0.82	1.06	(0.44)	(0.27)	(0.37)	(1.08)	14.36	7.41[5,9]	1.69[6,10]	0.20[10]	4.85[10]	2	3[9]
8-31-2006[11]	13.35	0.18	1.06	1.24	(0.21)	—[12]	—	(0.21)	14.38	9.39[5,9]	2.58[6,10]	0.19[10]	1.48[10]	1	23[9]

CLASS 1

12-31-2008	14.47	0.47	(4.91)	(4.44)	(0.47)	(0.39)	—	(0.86)	9.17	(31.37)	0.12	0.12[7]	3.79	6,241	36
12-31-2007	14.31	0.42	0.47	0.89	(0.41)	(0.32)	—	(0.73)	14.47	6.30	0.11	0.11[7]	2.84	8,928	14
12-31-2006[8]	14.34	0.24	0.82	1.06	(0.45)	(0.27)	(0.37)	(1.09)	14.31	7.40[9]	0.11[10]	0.11[10]	4.84[10]	7,609	3[9]
8-31-2006[11]	13.31	0.22	1.03	1.25	(0.22)	—[12]	—	(0.22)	14.34	9.47[9]	0.11[10]	0.11[10]	1.81[10]	6,736	23[9]

CLASS 5

12-31-2008	14.48	0.50	(4.95)	(4.45)	(0.47)	(0.39)	—	(0.86)	9.17	(31.38)	0.07	0.07[7]	4.07	18	36
12-31-2007	14.32	0.50	0.40	0.90	(0.42)	(0.32)	—	(0.74)	14.48	6.35	0.06	0.06[7]	3.39	19	14
12-31-2006[8]	14.35	0.33	0.74	1.07	(0.45)	(0.27)	(0.38)	(1.10)	14.32	7.42[9]	0.06[10]	0.06[10]	6.63[10]	7	3[9]
8-31-2006[15]	14.17	—[12]	0.31	0.31	(0.13)	—	—	(0.13)	14.35	2.23[9]	0.01[10]	0.01[10]	(0.01)[10]	1	23[9]

See notes to financial statements

32	Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Moderate
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

12-31-2008	13.57	0.58	(3.76)	(3.18)	(0.54)	(0.26)	—	(0.80)	9.59	(23.88)[5]	0.53[6]	0.53[7]	4.81	86	32
12-31-2007	13.53	0.50	0.14	0.64	(0.41)	(0.19)	—	(0.60)	13.57	4.78[5]	0.53[6]	0.53[7]	3.57	76	13
12-31-2006[8]	13.64	0.27	0.52	0.79	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.77[5,9]	0.57[6,10]	0.56[10]	5.86[10]	37	1[9]
8-31-2006[11]	12.94	0.25	0.66	0.91	(0.21)	—	—	(0.21)	13.64	7.10[5,9]	0.83[6,10]	0.57[10]	2.21[10]	25	24[9]

CLASS B

12-31-2008	13.56	0.45	(3.74)	(3.29)	(0.43)	(0.26)	—	(0.69)	9.58	(24.56)[5]	1.39[6]	1.36[7]	3.70	14	32
12-31-2007	13.52	0.38	0.15	0.53	(0.30)	(0.19)	—	(0.49)	13.56[5]	3.97[5]	1.43[6]	1.35[7]	2.73	15	13
12-31-2006[8]	13.62	0.23	0.52	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.52	5.49[5,9]	1.66[6,10]	1.35[10]	4.87[10]	7	1[9]
8-31-2006[11]	12.94	0.15	0.68	0.83	(0.15)	—	—	(0.15)	13.62	6.42[5,9]	2.43[6,10]	1.34[10]	1.28[10]	5	24[9]

CLASS C

12-31-2008	13.57	0.48	(3.75)	(3.27)	(0.45)	(0.26)	—	(0.71)	9.59	(24.44)[5]	1.25[6]	1.25[7]	4.02	69	32
12-31-2007	13.53	0.41	0.13	0.54	(0.31)	(0.19)	—	(0.50)	13.57	4.05[5]	1.24[6]	1.24[7]	2.94	69	13
12-31-2006[8]	13.63	0.24	0.51	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.53	5.49[5,9]	1.32[6,10]	1.28[10]	5.13[10]	29	1[9]
8-31-2006[11]	12.94	0.17	0.67	0.84	(0.15)	—	—	(0.15)	13.63	6.49[5,9]	1.67[6,10]	1.29[10]	1.51[10]	18	24[9]

CLASS R

12-31-2008	13.58	0.57	(3.85)	(3.28)	(0.46)	(0.26)	—	(0.72)	9.58	(24.54)[5]	2.89[6]	1.32[7]	4.84	1	32
12-31-2007	13.55	0.47	0.11	0.58	(0.36)	(0.19)	—	(0.55)	13.58	4.28[5]	6.32[6]	1.06[7,13]	3.41	1	13
12-31-2006[8,11]	13.69	0.24	0.50	0.74	(0.35)	(0.21)	(0.32)	(0.88)	13.55	5.38[5,9]	13.40[6,10]	0.95[10]	5.83[10]	—[14]	1[9]

CLASS R1

12-31-2008	13.58	0.64	(3.87)	(3.23)	(0.51)	(0.26)	—	(0.77)	9.58	(24.21)[5]	1.97[6]	0.85[7]	5.39	2	32
12-31-2007	13.54	0.52	0.10	0.62	(0.39)	(0.19)	—	(0.58)	13.58	4.63[5]	4.10[6]	0.71[7,13]	3.73	1	13
12-31-2006[8,11]	13.69	0.25	0.50	0.75	(0.36)	(0.21)	(0.33)	(0.90)	13.54	5.43[5,9]	13.14[6,10]	0.70[10]	6.07[10]	—[14]	1[9]

CLASS R2

12-31-2008	13.57	0.51	(3.70)	(3.19)	(0.54)	(0.26)	—	(0.80)	9.58	(23.96)[5]	6.01[6]	0.59[7]	4.24	—[14]	32
12-31-2007	13.53	0.44	0.22	0.66	(0.43)	(0.19)	—	(0.62)	13.57	4.89[5]	19.12[6]	0.45[7,13]	3.18	—[14]	13
12-31-2006[8,11]	13.69	0.26	0.48	0.74	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.48[5,9]	12.87[6,10]	0.45[10]	6.33[10]	—[14]	1[9]

CLASS R3

12-31-2008	13.57	0.55	(3.78)	(3.23)	(0.50)	(0.26)	—	(0.76)	9.58	(24.22)[5]	1.00[6]	0.86[7]	4.55	5	32
12-31-2007	13.53	0.47	0.15	0.62	7 (0.39)	(0.19)	—	(0.58)	13.57	4.61[5]	1.51[6]	0.83[7,13]	3.40	4	13
12-31-2006[8]	13.65	0.23	0.55	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.66[5,9]	3.13[6,10]	0.78[10]	4.89[10]	1	1[9]
8-31-2006[11]	12.94	0.33	0.58	0.91	(0.20)	—	—	(0.20)	13.65	7.10[5,9]	8.44[6,10]	0.69[10]	2.93[10]	1	24[9]

CLASS R4

12-31-2008	13.55	0.56	(3.75)	(3.19)	(0.53)	(0.26)	—	(0.79)	9.57	(23.94)[5]	0.79[6]	0.57[7]	4.66	4	32
12-31-2007	13.51	0.47	0.18	0.65	(0.42)	(0.19)	—	(0.61)	13.55	4.87[5]	1.13[6]	0.54[7,13]	3.38	4	13
12-31-2006[8]	13.63	0.25	0.53	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.51	5.80[5,9]	1.53[6,10]	0.52[10]	5.44[10]	2	1[9]
8-31-2006[11]	12.94	0.30	0.62	0.92	(0.23)	—	—	(0.23)	13.63	7.14[5,9]	4.65[6,10]	0.49[10]	2.59[10]	1	24[9]

CLASS R5

12-31-2008	13.56	0.63	(3.78)	(3.15)	(0.57)	(0.26)	—	(0.83)	9.58	(23.67)[5]	0.36[6]	0.23[7]	5.27	5	32
12-31-2007	13.52	0.58	0.11	0.69	(0.46)	(0.19)	—	(0.65)	13.56	5.15[5]	0.97[6]	0.21[7,13]	4.21	4	13
12-31-2006[8]	13.64	0.32	0.48	0.80	(0.37)	(0.21)	(0.34)	(0.92)	13.52	5.93[5,9]	2.83[6,10]	0.20[10]	6.83[10]	1	1[9]
8-31-2006[11]	12.94	0.22	0.73	0.95	(0.25)	—	—	(0.25)	13.64	7.40[5,9]	4.86[6,10]	0.19[10]	1.92[10]	1	24[9]

CLASS 1

12-31-2008	13.54	0.59	(3.73)	(3.14)	(0.58)	(0.26)	—	(0.84)	9.56	(23.63)	0.12	0.12[7]	4.90	1,857	32
12-31-2007	13.50	0.49	0.21	0.70	(0.47)	(0.19)	—	(0.66)	13.54	5.25	0.11	0.11[7]	3.53	2,339	13
12-31-2006[8]	13.63	0.27	0.54	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.50	5.90[9]	0.11[10]	0.11[10]	5.80[10]	2,008	1[9]
8-31-2006[11]	12.93	0.26	0.70	0.96	(0.26)	—	—	(0.26)	13.63	7.47[9]	0.11[10]	0.11[10]	2.23[10]	1,820	24[9]

CLASS 5

12-31-2008	13.54	0.67	(3.80)	(3.13)	(0.59)	(0.26)	—	(0.85)	9.56	(23.59)	0.07	0.07[7]	5.70	8	32
12-31-2007	13.49	0.53	0.19	0.72	(0.48)	(0.19)	—	(0.67)	13.54	5.39	0.06	0.06[7]	3.80	5	13
12-31-2006[8]	13.62	0.34	0.47	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.49	5.93[9]	0.06[10]	0.06[10]	7.21[10]	3	1[9]
8-31-2006[15]	13.48	—[12]	0.30	0.30	(0.16)	—	—	(0.16)	13.62	2.27[9]	0.01[10]	0.01[10]	(0.01)[10]	1	24[9]

See notes to financial statements

Annual report | Lifestyle Portfolios	33

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Conservative
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										Ratio of net
			realized	Total							Ratio of		investment	Net
	Net asset	Net	and	from	From net						gross	Ratio of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

12-31-2008	13.32	0.73	(2.75)	(2.02)	(0.63)	(0.28)	—	(0.91)	10.39	(15.41)[5]	0.53[6]	0.53[7]	6.01	87	33
12-31-2007	13.29	0.59	0.05	0.64	(0.49)	(0.12)	—	(0.61)	13.32	4.89[5]	0.55[6]	0.54[7]	4.38	44	13
12-31-2006[8]	13.63	0.33	0.23	0.56	(0.38)	(0.16)	(0.36)	(0.90)	13.29	4.11[5,9]	0.64[6,10]	0.56[10]	7.20[10]	20	2[9]
8-31-2006[11]	13.16	0.31	0.41	0.72	(0.25)	—	—	(0.25)	13.63	5.53[5,9]	1.02[6,10]	0.57[10]	2.75[10]	12	20[9]

CLASS B

12-31-2008	13.32	0.59	(2.70)	(2.11)	(0.53)	(0.28)	—	(0.81)	10.40	(16.04)[5]	1.36[6]	1.34[7]	4.81	13	33
12-31-2007	13.29	0.50	0.04	0.54	(0.39)	(0.12)	—	(0.51)	13.32	4.11[5]	1.54[6]	1.32[7]	3.71	10	13
12-31-2006[8]	13.63	0.29	0.22	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.29	3.75[5,9]	1.88[6,10]	1.33[10]	6.20[10]	4	2[9]
8-31-2006[11]	13.16	0.24	0.41	0.65	(0.18)	—	—	(0.18)	13.63	4.99[5,9]	3.12[6,10]	1.33[10]	2.08[10]	3	20[9]

CLASS C

12-31-2008	13.32	0.62	(2.73)	(2.11)	(0.54)	(0.28)	—	(0.82)	10.39	(16.03)[5]	1.24[6]	1.24[7]	5.05	73	33
12-31-2007	13.28	0.52	0.04	0.56	(0.40)	(0.12)	—	(0.52)	13.32	4.22[5]	1.28[6]	1.28[7,13]	3.88	44	13
12-31-2006[8]	13.62	0.30	0.21	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.28	3.76[5,9]	1.41[6,10]	1.29[10]	6.55[10]	14	2[9]
8-31-2006[11]	13.16	0.29	0.35	0.64	(0.18)	—	—	(0.18)	13.62	4.91[5,9]	2.05[6,10]	1.31[10]	2.54[10]	8	20[9]

CLASS R

12-31-2008	13.34	0.78	(2.87)	(2.09)	(0.56)	(0.28)	—	(0.84)	10.41	(15.88)[5]	3.38[6]	1.21[7]	6.55	1	33
12-31-2007	13.31	0.48	0.11	0.59	(0.44)	(0.12)	—	(0.56)	13.34	4.49[5]	13.84[6]	1.01[7,13]	3.53	—[14]	13
12-31-2006[8]	13.67	0.29	0.23	0.52	(0.37)	(0.16)	(0.35)	(0.88)	13.31	3.80[5,9]	13.49[6,10]	0.95[10]	7.14[10]	—[14]	2[9]

CLASS R1

12-31-2008	13.34	1.02	(3.07)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.41	(15.62)[5]	2.31[6]	0.88[7]	8.75	2	33
12-31-2007	13.30	0.57	0.07	0.64	(0.48)	(0.12)	—	(0.60)	13.34	4.83[5]	9.69[6]	0.71[7,13]	4.21	—[14]	13
12-31-2006[8]	13.67	0.30	0.23	0.53	(0.38)	(0.16)	(0.36)	(0.90)	13.30	3.85[5,9]	13.24[6,10]	0.70[10]	7.38[10]	—[14]	2[9]

CLASS R2

12-31-2008	13.32	0.75	(2.77)	(2.02)	(0.62)	(0.28)	—	(0.90)	10.40	(15.39)[5]	0.86[6]	0.53[7]	6.24	3	33
12-31-2007	13.30	0.56	0.09	0.65	(0.51)	(0.12)	—	(0.63)	13.32	4.93[5]	7.59[6]	0.53[7,13]	4.14	—[14]	13
12-31-2006[8]	13.67	0.31	0.23	0.54	(0.38)	(0.16)	(0.37)	(0.91)	13.30	3.98[5,9]	12.98[6,10]	0.45[10]	7.64[10]	—[14]	2[9]

CLASS R3

12-31-2008	13.33	0.54	(2.59)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.40	(15.62)[5]	0.90[6]	0.83[7]	4.27	6	33
12-31-2007	13.29	0.70	(0.07)	0.63	(0.47)	(0.12)	—	(0.59)	13.33	4.81[5]	1.89[6]	0.81[7,13]	5.17	4	13
12-31-2006[8]	13.65	0.29	0.25	0.54	(0.38)	(0.16)	(0.36)	(0.90)	13.29	3.93[5,9]	6.23[6,10]	0.77[10]	6.23[10]	—[14]	2[9]
8-31-2006[11]	13.16	0.28	0.44	0.72	(0.23)	—	—	(0.23)	13.65	5.55[5,9]	14.72[6,10]	0.68[10]	2.46[10]	—[14]	20[9]

CLASS R4

12-31-2008	13.31	0.64	(2.65)	(2.01)	(0.63)	(0.28)	—	(0.91)	10.39	(15.38)[5]	0.87[6]	0.57[7]	5.21	3	33
12-31-2007	13.28	0.53	0.12	0.65	(0.50)	(0.12)	—	(0.62)	13.31	4.97[5]	1.46[6]	0.53[7,13]	3.96	3	13
12-31-2006[8]	13.64	0.28	0.27	0.55	(0.38)	(0.16)	(0.37)	(0.91)	13.28	4.06[5,9]	2.87[6,10]	0.51[10]	6.17[10]	1	2[9]
8-31-2006[11]	13.16	0.44	0.30	0.74	(0.26)	—	—	(0.26)	13.64	5.66[5,9]	10.01[6,10]	0.45[10]	3.89[10]	1	20[9]

CLASS R5

12-31-2008	13.32	0.86	(2.83)	(1.97)	(0.67)	(0.28)	—	(0.95)	10.40	(15.10)[5]	0.52[6]	0.25[7]	7.19	4	33
12-31-2007	13.29	0.57	0.12	0.69	(0.54)	(0.12)	—	(0.66)	13.32	5.27[5]	3.42[6]	0.22[7,13]	4.23	1	13
12-31-2006[8]	13.65	0.28	0.29	0.57	(0.40)	(0.16)	(0.37)	(0.93)	13.29	4.19[5,9]	6.37[6,10]	0.20[10]	6.01[10]	—[14]	2[9]
8-31-2006[11]	13.16	0.28	0.49	0.77	(0.28)	—	—	(0.28)	13.65	5.94[5,9]	9.18[6,10]	0.19[10]	2.44[10]	—[14]	20[9]

CLASS 1

12-31-2008	13.30	0.71	(2.67)	(1.96)	(0.68)	(0.28)	—	(0.96)	10.38	(15.02)[5]	0.12	0.12[7]	5.71	1,393	33
12-31-2007	13.27	0.57	0.14	0.71	(0.56)	(0.12)	—	(0.68)	13.30	5.38[5]	0.11	0.11[7]	4.24	1,401	13
12-31-2006[8]	13.64	0.32	0.25	0.57	(0.40)	(0.16)	(0.38)	(0.94)	13.27	4.16[9]	0.11[10]	0.11[10]	6.96[10]	1,184	2[9]
8-31-2006[11]	13.15	0.30	0.48	0.78	(0.29)	—	—	(0.29)	13.64	6.01[9]	0.12[10]	0.12[10]	2.54[10]	1,097	20[9]

See notes to financial statements

34	Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Notes to Financial Highlights

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges for Class A, Class B and Class C.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Year ended	Aggressive	Growth	Balanced	Moderate	Conservative
12/31/08	0.49%–2.84%	0.49%–2.84%	0.49%–2.84%	0.49%–2.40%	0.49%–2.40%
12/31/07	0.79%–0.91%	0.79%–0.91%	0.79%–0.91%	0.79%–0.91%	0.79%–0.91%

8 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

9 Not annualized.

10 Annualized.

11 Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class R, Class R1 and Class R2 began operations on 9-18-06 and Class 1 shares began operation on 10-15-05.

12 Less than $0.01 per share.

13 Includes transfer agent fee earned credits equal to 0.01% of average net assets.

14 Less than $500,000.

15 Class 5 shares began operation on 7-3-06.

See notes to financial statements

Annual report | Lifestyle Portfolios	35

Notes to financial statements

1. Organization of the Trust
John Hancock Funds II (the Trust or JHF II) is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers seventy-two separate investment Portfolios, five of which are presented in this report and are diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Lifestyle Portfolios operate as “fund of funds”, investing in Class NAV shares of underlying funds of the Trust and John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Portfolios may also invest in unaffiliated underlying funds and other permitted investments.

The JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (JHIMS or the Adviser) and distributed by John Hancock Funds, LLC (the Distributor).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the Commission’s public reference room in Washington, D.C. The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA), serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees have authorized the issuance of multiple classes of shares of the Portfolios, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 , Class 1 and Class 5 shares. Class A, Class B and Class C shares are open to all retail investors. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class 5 shares currently are available only to the John Hancock Freedom 529 Plan. The shares of each class represent an interest in the same portfolio of investments of the Portfolios, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

2. Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolios:

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

36	Lifestyle Portfolios | Annual report

The three levels of hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of December 31, 2008. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Valuation Inputs:	Investments in Funds	Other Financial Instruments
Lifestyle Aggressive
Level 1 — Quoted Prices	$2,298,249,108	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$2,298,249,108	—

Lifestyle Growth
Level 1 — Quoted Prices	$6,945,700,720	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$6,945,700,720	—

Lifestyle Balanced
Level 1 — Quoted Prices	$6,819,601,616	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$6,819,601,616	—

Lifestyle Moderate
Level 1 — Quoted Prices	$2,051,332,967	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$2,051,332,967	—

Lifestyle Conservative
Level 1 — Quoted Prices	$1,586,456,077	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,586,456,077	—

Repurchase agreement
Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Annual report | Lifestyle Portfolios	37

Security transactions and related investment income
Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Portfolio becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

The Portfolio uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses
The majority of expenses are directly identifiable to an individual Portfolio. Trust expenses that are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Portfolios. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each series of shares based on the appropriate net asset value of the respective series. Class-specific expenses, such as Distribution (Rule 12b-1) fees are calculated daily at the series level based on the appropriate net asset value of each series and the specific expense rate(s) applicable to each class.

Federal income taxes
Each Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, certain Portfolios have a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Portfolio, no capital gain distributions will be made.

At December 31, 2008, capital loss carryforwards available to offset future realized gains were as follows:

Capital Loss Carryforwards
Expiring at
Portfolio	December 31, 2016

Lifestyle Aggressive	$129,404,422
Lifestyle Growth	354,305,219
Lifestyle Balanced	164,498,926
Lifestyle Moderate	39,351,498
Lifestyle Conservative	—

As of December 31, 2008, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolios’ federal tax returns filed in the three year period ended December 31, 2008 remain subject to examination by the Internal Revenue Service.

The cost of investments owned on December 31, 2008, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Lifestyle Aggressive	$3,434,012,409	$758,097	($1,136,521,398)	($1,135,763,301)
Lifestyle Growth	9,938,755,213	—	(2,993,054,493)	(2,993,054,493)
Lifestyle Balanced	9,489,637,409	7,412,807	(2,677,448,600)	(2,670,035,793)
Lifestyle Moderate	2,685,748,066	5,630,861	(640,045,960)	(634,415,099)
Lifestyle Conservative	1,954,956,115	7,543,001	(376,043,039)	(368,500,038)

Distribution of income and gains
The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Lifestyle Aggressive and Lifestyle Growth Portfolios declare and pay income dividends and capital gains distributions, if any, annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative Portfolios generally declare and pay income dividends quarterly and capital gains distributions, if any, annually. Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

38	Lifestyle Portfolios | Annual report

During the year ended December 31, 2007, the tax character of distributions paid was as follows:

		Long Term
Portfolio	Ordinary Income	Capital Gains	Return of Capital	Total

Lifestyle Aggressive	$123,815,341	$43,966,246	—	$167,781,587
Lifestyle Growth	403,632,376	82,092,859	—	485,725,235
Lifestyle Balanced	413,394,944	44,874,979	—	458,269,923
Lifestyle Moderate	108,022,601	7,519,152	—	115,541,753
Lifestyle Conservative	68,963,500	1,863,066	—	70,826,566

During the year ended December 31, 2008, the tax character of distributions paid was as follows:

		Long Term
Portfolio	Ordinary Income	Capital Gains	Return of Capital	Total

Lifestyle Aggressive	$46,077,067	$154,308,175	—	$200,385,242
Lifestyle Growth	289,483,652	285,306,066	—	574,789,718
Lifestyle Balanced	398,231,794	204,388,634	—	602,620,428
Lifestyle Moderate	141,159,282	28,730,116	—	169,889,398
Lifestyle Conservative	123,772,450	11,324,276	—	135,096,726

As of December 31, 2008, the components of distributable earnings on a tax basis, were as follows:

		Undistributed
	Undistributed	Long Term	Capital Loss	Post-October
Portfolio	Ordinary Income	Capital Gains	Carryforward	Loss Deferral

Lifestyle Aggressive	$231,280	—	$129,404,422	$135,794,161
Lifestyle Growth	1,831,715	—	354,305,219	285,420,113
Lifestyle Balanced	1,924,865	—	164,498,926	269,644,703
Lifestyle Moderate	583,256	—	39,351,498	15,272,580
Lifestyle Conservative	624,034	—	—	7,549,607

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital. Net capital losses that are attributable to security transactions incurred after October 31, 2008, are treated as arising on January 1, 2009, the first day of the Portfolio’s next taxable year.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. For the year ended December 31, 2008, there were no permanent book/tax differences.

3. Risks & Uncertainties
Concentration Risk
The Portfolios may concentrate investments in a particular industry or sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Portfolios’ value more volatile and investment values may rise and fall more rapidly. In addition, a Portfolio with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

4. Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Investment advisory and other agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The advisory fee has two components: (a) a fee on assets invested in a fund of JHF II or John Hancock Funds III (JHF III) and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (“Other Assets”). Under the Advisory Agreement, the Portfolios pay a monthly management fee to the Adviser as stated below:

Annual report | Lifestyle Portfolios	39

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of John Hancock Trust (JHT) (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds), determined in accordance with the following schedule.

	First $7.5 billion of	Excess over $7.5 billion of
Portfolio	Aggregate Net Assets	Aggregate Net Assets

Lifestyle Portfolios	0.050%	0.040%

The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of JHT (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds) determined in accordance with the following schedule.

	First $7.5 billion of	Excess over $7.5 billion of
Portfolio	Aggregate Net Assets	Aggregate Net Assets

Lifestyle Portfolios	0.500%	0.490%

The Portfolios are not responsible for the payment of subadvisory fees.

The investment management fees incurred for the year ended December 31, 2008, were equivalent to an annual effective rate of the Portfolios’ average daily net assets as detailed below:

Portfolio	Annual Effective Rate

Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

MFC Global Investment Management (U.S.A.) Limited acts as Subadviser to the Lifestyle Portfolios.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares to the extent that registration fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes. This agreement remains in effect until May 1, 2009, and may thereafter be terminated by the Adviser at any time.

For the year ended December 31, 2008, the expense reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifestyle Aggressive	—	—	—	$11,826	$12,091	$11,419	$2,764	$4,887	$4,155
Lifestyle Growth	—	—	—	12,720	11,950	8,301	—	—	12
Lifestyle Balanced	—	—	—	13,160	12,802	12,169	—	—	—
Lifestyle Moderate	—	$345	—	12,404	12,603	12,887	6,565	8,088	6,564
Lifestyle Conservative	—	1,339	—	12,552	11,824	10,273	4,733	10,761	6,639

In addition, the Adviser has agreed to reimburse or limit certain Fund level expenses to 0.07% of the Portfolios’ average annual net assets which are allocated pro rata to all share classes. This agreement excludes taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business. In addition, fees incurred under any agreement or plans of the Portfolios dealing with services for the shareholders with beneficial interest in shares of the Portfolios, are excluded. This voluntary expense reimbursement may be terminated at any time. For the year ended December 31, 2008, there were no reimbursements associated with this agreement.

40	Lifestyle Portfolios | Annual report

Fund administration fees
Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The fund administration fees incurred for the year ended December 31, 2008, were equivalent to an annual effective rate of 0.02% of each Portfolio’s average daily net assets.

Distribution plans
The Trust has a Distribution Agreement with the Distributor. The Portfolios have adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolios. Accordingly, the Portfolios make monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

The Service Plan fees incurred for the year ended December 31, 2008, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate

Lifestyle Aggressive	0.09%
Lifestyle Growth	0.10%
Lifestyle Balanced	0.10%
Lifestyle Moderate	0.10%
Lifestyle Conservative	0.11%

The Portfolios have also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolios pay up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2008:

	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net sales charges	$1,092,148	$3,714,331	$3,281,736	$1,094,783	$1,066,912
Retained for printing prospectuses,
advertising and sales literature	172,456	592,503	533,832	181,572	177,781
Sales commission to unrelated
broker-dealers	903,368	3,088,926	2,715,921	908,063	880,913
Sales commission to affiliated
sales personnel	16,324	32,902	31,983	5,148	8,218

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolios in connection with the sale of Class B and Class C shares. During the year ended December 31, 2008, CDSCs received by the Distributor amounted to $76,610, $244,267, $222,309, $46,075 and $51,387 for Class B shares and $36,928, $80,081, $88,981, $40,529 and $94,280 for Class C shares of Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative, respectively.

Annual report | Lifestyle Portfolios	41

Transfer agent fees
The Portfolios have a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolios pay a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has contractually agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares average daily net assets. This agreement was effective until December 31, 2008.

In addition, Signature Services voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees did not exceed 0.05% annually of each class’s average daily net assets. This voluntary agreement was terminated on June 1, 2008. For the year ended December 31, 2008, the transfer agent voluntary fee reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

Transfer agent fee reduction by class

Portfolio	Class A	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifestyle Aggressive	$53,975	$32,995	$42,247	$912	$543	$435	$1,207	$674	$534
Lifestyle Growth	38,571	62,864	29,014	745	564	428	1,404	739	551
Lifestyle Balanced	678	22,655	—	717	506	421	1,479	667	499
Lifestyle Moderate	—	4,452	—	657	417	734	1,062	557	502
Lifestyle Conservative	—	544	—	791	403	343	871	522	451

The Portfolios receive earnings credits from the transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Portfolios’ transfer agent fees and out of pocket expenses. During the year ended December 31, 2008, the Portfolios’ transfer agent fees and out of pocket expenses were reduced by $3,262, $7,250, $4,398, $1,088 and $609 for Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative, respectively, for transfer agent credits earned.

42	Lifestyle Portfolios | Annual report

Class level expenses for the year ended December 31, 2008, were as follows:

		Distribution and	Transfer		Printing and
Portfolio	Share Class	service fees	agent fees	Blue sky fees	postage fees

Lifestyle Aggressive	Class A	$313,028	$265,544	$18,998	$20,958
	Class B	210,803	75,577	11,932	5,983
	Class C	854,217	215,309	16,699	19,450
	Class R	16,631	3,163	13,183	142
	Class R1	11,263	2,722	13,756	98
	Class R2	9,794	2,186	13,228	103
	Class R3	46,928	7,054	9,029	516
	Class R4	17,361	4,446	9,035	639
	Class R5	1,431	4,488	9,527	300
	Class 1	1,448,887	—	—	—
	Total	$2,930,343	$580,489	$115,387	$48,189

Lifestyle Growth	Class A	$948,672	$627,463	$29,315	$39,175
	Class B	708,956	207,494	16,871	17,238
	Class C	2,662,400	536,987	27,312	52,251
	Class R	18,239	3,192	14,370	152
	Class R1	13,993	3,214	14,018	148
	Class R2	17,616	4,197	13,470	128
	Class R3	90,153	11,501	10,723	996
	Class R4	47,446	8,620	9,713	1,775
	Class R5	2,676	6,878	9,484	584
	Class 1	4,177,588	—	—	—
	Total	$8,687,739	$1,409,546	$145,276	$112,447

Lifestyle Balanced	Class A	$859,864	$436,839	$33,740	$34,668
	Class B	580,173	141,284	17,371	11,958
	Class C	2,591,995	389,055	30,366	37,906
	Class R	19,848	3,309	14,946	114
	Class R1	5,537	2,889	13,526	66
	Class R2	13,526	3,218	15,713	115
	Class R3	146,083	16,088	11,225	1,560
	Class R4	52,052	9,932	11,505	2,229
	Class R5	2,363	8,498	9,697	815
	Class 1	4,002,162	—	—	—
	Total	$8,273,603	$1,011,112	$158,089	$89,431

Lifestyle Moderate	Class A	$271,969	$117,857	$18,302	$9,439
	Class B	159,421	36,511	11,195	3,498
	Class C	745,294	105,862	19,074	10,682
	Class R	8,339	1,945	13,095	56
	Class R1	6,633	1,772	13,612	38
	Class R2	758	1,079	13,095	18
	Class R3	33,900	5,679	11,124	356
	Class R4	13,432	3,498	11,136	531
	Class R5	556	4,091	11,256	310
	Class 1	1,095,537	—	—	—
	Total	$2,335,839	$278,294	$121,889	$24,928

Lifestyle Conservative	Class A	$230,217	$95,378	$19,799	$8,774
	Class B	123,076	23,168	9,763	2,652
	Class C	701,950	85,292	23,315	10,498
	Class R	5,417	1,793	13,045	59
	Class R1	4,937	1,624	12,567	26
	Class R2	9,391	2,484	13,043	71
	Class R3	46,662	6,281	11,233	488
	Class R4	12,730	3,287	13,743	384
	Class R5	313	2,554	8,926	123
	Class 1	743,906	—	—	—
	Total	$1,878,599	$221,861	$125,434	$23,075

Annual report | Lifestyle Portfolios	43

6. Portfolio share transactions

Share activities for the Portfolios for the year ended December 31, 2008, and December 31, 2007, were as follows:

Lifestyle Aggressive

	Year ended 12-31-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,321,883	$52,726,554	4,614,640	$72,343,725
Distributions reinvested	788,162	6,031,385	310,614	4,631,245
Repurchased	(2,980,848)	(35,198,789)	(1,114,340)	(17,460,253)
Net increase	2,129,197	$23,559,150	3,810,914	$59,514,717

Class B shares

Sold	585,946	$7,285,514	885,174	$13,809,960
Distributions reinvested	134,186	1,030,283	53,226	794,126
Repurchased	(384,823)	(4,769,030)	(185,248)	(2,895,713)
Net increase	335,309	$3,546,767	753,152	$11,708,373

Class C shares

Sold	2,850,549	$35,156,577	3,975,449	$62,163,168
Distributions reinvested	519,937	3,991,761	213,164	3,180,423
Repurchased	(1,909,295)	(22,429,988)	(580,591)	(9,086,220)
Net increase	1,461,191	$16,718,350	3,608,022	$56,257,371

Class R shares

Sold	143,160	$1,764,466	95,511	$1,518,424
Distributions reinvested	14,599	112,408	3,768	56,443
Repurchased	(52,580)	(670,379)	(22,307)	(352,211)
Net increase	105,179	$1,206,495	76,972	$1,222,656

Class R1 shares

Sold	189,545	$2,413,143	82,704	$1,317,018
Distributions reinvested	14,392	110,534	3,302	49,391
Repurchased	(54,763)	(543,974)	(20,102)	(313,226)
Net increase	149,174	$1,979,703	65,904	$1,053,183

Class R2 shares

Sold	72,439	$846,995	242,808	$3,920,147
Distributions reinvested	15,330	117,430	8,082	120,667
Repurchased	(74,798)	(885,701)	(82,461)	(1,346,875)
Net increase	12,971	$78,724	168,429	$2,693,939

Class R3 shares

Sold	462,534	$5,872,371	439,108	$6,857,290
Distributions reinvested	59,639	456,241	18,965	282,771
Repurchased	(262,195)	(3,223,428)	(93,518)	(1,469,502)
Net increase	259,978	$3,105,184	364,555	$5,670,559

Class R4 shares

Sold	737,329	$8,370,464	255,282	$3,953,647
Distributions reinvested	65,279	498,076	14,937	222,558
Repurchased	(347,930)	(3,769,188)	(106,180)	(1,675,926)
Net increase	454,678	$5,099,352	164,039	$2,500,279

Class R5 shares

Sold	580,407	$7,390,192	219,853	$3,498,153
Distributions reinvested	64,013	488,419	10,962	163,340
Repurchased	(162,129)	(2,083,487)	(39,228)	(602,706)
Net increase	482,291	$5,795,124	191,587	$3,058,787

Class 1 shares

Sold	25,884,443	$307,743,934	29,308,050	$454,167,442
Distributions reinvested	24,567,749	186,714,891	10,630,513	157,969,428
Repurchased	(9,767,323)	(109,780,766)	(4,388,943)	(68,831,528)
Net increase	40,684,869	$384,678,059	35,549,620	$543,305,342

Net increase	46,074,837	$445,766,908	44,753,194	$686,985,206

44	Lifestyle Portfolios | Annual report

Lifestyle Growth
	Year ended 12-31-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	12,322,471	$157,749,384	12,295,840	$190,386,484
Issued in reorganization	—	—	241,993	3,888,349
Distributions reinvested	2,193,952	18,412,385	920,135	13,618,005
Repurchased	(7,796,611)	(94,844,267)	(2,628,552)	(40,696,080)
Net increase	6,719,812	$81,317,502	10,829,416	$167,196,758

Class B shares

Sold	1,863,012	$23,997,441	2,904,046	$44,766,258
Issued in reorganization	—	—	58,080	928,637
Distributions reinvested	403,166	3,392,440	179,850	2,663,601
Repurchased	(1,340,379)	(16,358,712)	(562,601)	(8,720,822)
Net increase	925,799	$11,031,169	2,579,375	$39,637,674

Class C shares

Sold	8,114,584	$102,871,539	10,421,470	$160,626,549
Issued in reorganization	—	—	86,401	1,381,344
Distributions reinvested	1,489,824	12,544,916	692,231	10,251,966
Repurchased	(5,641,214)	(69,079,342)	(1,988,367)	(30,811,386)
Net increase	3,963,194	$46,337,113	9,211,735	$141,448,473

Class R shares

Sold	253,861	$3,277,907	45,255	$697,576
Distributions reinvested	19,885	168,229	2,138	31,819
Repurchased	(39,657)	(488,964)	(8,305)	(126,466)
Net increase	234,089	$2,957,172	39,088	$602,929

Class R1 shares

Sold	266,379	$3,183,756	131,620	$2,072,737
Issued in reorganization	—	—	7,433	119,711
Distributions reinvested	24,351	205,276	5,782	85,856
Repurchased	(66,280)	(844,350)	(22,023)	(346,417)
Net increase	224,450	$2,544,682	122,812	$1,931,887

Class R2 shares

Sold	757,334	$10,724,839	65,934	$1,009,920
Distributions reinvested	58,931	495,022	3,233	47,939
Repurchased	(151,421)	(1,956,080)	(10,469)	(159,415)
Net increase	664,844	$9,263,781	58,698	$898,444

Class R3 shares

Sold	656,831	$8,520,379	753,663	$11,632,645
Distributions reinvested	106,168	890,751	38,168	564,498
Repurchased	(290,293)	(3,586,453)	(132,164)	(2,050,727)
Net increase	472,706	$5,824,677	659,667	$10,146,416

Class R4 shares

Sold	657,926	$8,172,048	594,949	$9,104,267
Distributions reinvested	116,723	978,136	45,493	672,840
Repurchased	(317,179)	(4,041,817)	(130,810)	(2,014,185)
Net increase	457,470	$5,108,367	509,632	$7,762,922

Class R5 shares

Sold	801,506	$10,388,224	386,916	$6,103,831
Distributions reinvested	97,400	815,240	24,520	362,648
Repurchased	(268,487)	(3,358,985)	(46,657)	(717,962)
Net increase	630,419	$7,844,479	364,779	$5,748,517

Annual report | Lifestyle Portfolios	45

Lifestyle Growth, continued
	Year ended 12-31-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	54,232,514	$683,569,067	68,743,446	$1,053,001,279
Distributions reinvested	63,594,994	530,382,248	30,811,120	454,155,901
Repurchased	(25,571,393)	(293,727,258)	(10,434,155)	(162,148,953)
Net increase	92,256,115	$920,224,057	89,120,411	$1,345,008,227

Class 5 shares

Sold	1,417,964	$18,489,407	2,047,722	$31,534,003
Distributions reinvested	415,254	3,459,066	146,377	2,156,125
Repurchased	(194,490)	(1,991,368)	(123,241)	(1,981,283)
Net increase	1,638,728	$19,957,105	2,070,858	$31,708,845

Net increase	108,187,626	$1,112,410,104	115,566,471	$1,752,091,092

46	Lifestyle Portfolios | Annual report

Lifestyle Balanced
	Year ended 12-31-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	14,097,578	$175,434,692	12,010,789	$178,914,507
Issued in reorganization	—	—	407,719	6,254,241
Distributions reinvested	1,788,966	18,911,864	764,823	11,089,399
Repurchased	(8,403,769)	(99,552,864)	(2,326,002)	(34,789,873)
Net increase	7,482,775	$94,793,692	10,857,329	$161,468,274

Class B shares

Sold	1,957,504	$25,018,368	2,125,099	$31,561,856
Issued in reorganization	—	—	94,071	1,440,223
Distributions reinvested	306,428	3,208,406	138,849	2,004,146
Repurchased	(1,386,630)	(16,322,210)	(458,683)	(6,838,206)
Net increase	877,302	$11,904,564	1,899,336	$28,168,019

Class C shares

Sold	9,412,591	$118,620,388	10,622,392	$158,371,850
Issued in reorganization	—	—	112,341	1,722,024
Distributions reinvested	1,343,095	14,163,975	629,263	9,097,060
Repurchased	(6,482,589)	(76,526,911)	(1,856,133)	(27,693,913)
Net increase	4,273,097	$56,257,452	9,507,863	$141,497,021

Class R shares

Sold	318,502	$3,952,035	41,703	$624,192
Distributions reinvested	18,360	188,223	2,262	32,758
Repurchased	(77,083)	(850,789)	(14,135)	(206,357)
Net increase	259,779	$3,289,469	29,830	$450,593

Class R1 shares

Sold	97,623	$1,227,004	36,079	$544,741
Issued in reorganization	—	—	7,260	111,372
Distributions reinvested	5,960	62,398	1,795	25,936
Repurchased	(36,320)	(474,781)	(12,423)	(182,489)
Net increase	67,263	$814,621	32,711	$499,560

Class R2 shares

Sold	696,478	$9,445,772	83,244	$1,218,082
Distributions reinvested	27,735	291,032	3,716	53,917
Repurchased	(411,225)	(5,338,974)	(19,236)	(287,738)
Net increase	312,988	$4,397,830	67,724	$984,261

Class R3 shares

Sold	1,142,647	$14,335,321	1,482,901	$22,213,387
Distributions reinvested	144,883	1,518,636	64,976	939,970
Repurchased	(763,981)	(9,450,491)	(268,440)	(4,012,566)
Net increase	523,549	$6,403,466	1,279,437	$19,140,791

Class R4 shares

Sold	835,561	$10,121,104	787,368	$11,686,142
Distributions reinvested	108,597	1,137,791	54,756	793,917
Repurchased	(595,297)	(6,830,272)	(294,166)	(4,408,844)
Net increase	348,861	$4,428,623	547,958	$8,071,215

Class R5 shares

Sold	1,393,974	$17,843,961	615,276	$9,235,488
Distributions reinvested	119,524	1,251,791	29,612	429,428
Repurchased	(529,292)	(6,407,996)	(86,230)	(1,298,027)
Net increase	984,206	$12,687,756	558,658	$8,366,889

Annual report | Lifestyle Portfolios	47

Lifestyle Balanced, continued
	Year ended 12-31-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	48,661,329	$615,621,597	66,344,430	$978,825,969
Distributions reinvested	52,637,492	557,198,487	29,782,065	431,392,726
Repurchased	(37,631,381)	(420,930,918)	(10,958,523)	(162,475,516)
Net increase	63,667,440	$751,889,166	85,167,972	$1,247,743,179

Class 5 shares

Sold	669,853	$8,712,970	800,605	$11,911,857
Distributions reinvested	146,499	1,545,803	57,977	838,848
Repurchased	(175,318)	(2,051,989)	(32,771)	(486,530)
Net increase	641,034	$8,206,784	825,811	$12,264,175

Net increase	79,438,294	$955,073,423	110,774,629	$1,628,653,977

48	Lifestyle Portfolios | Annual report

Lifestyle Moderate
	Year ended 12-31-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,672,001	$69,765,054	3,689,701	$51,041,634
Distributions reinvested	584,570	6,151,173	193,694	2,633,345
Repurchased	(2,859,758)	(33,515,461)	(1,019,236)	(14,186,223)
Net increase	3,396,813	$42,400,766	2,864,159	$39,488,756

Class B shares

Sold	637,598	$7,811,614	685,413	$9,480,517
Distributions reinvested	82,592	864,965	34,752	470,834
Repurchased	(438,058)	(5,030,618)	(121,981)	(1,693,366)
Net increase	282,132	$3,645,961	598,184	$8,257,985

Class C shares

Sold	4,127,514	$50,157,183	3,309,558	$45,891,231
Distributions reinvested	396,381	4,162,610	152,871	2,071,690
Repurchased	(2,400,019)	(27,894,688)	(511,957)	(7,087,439)
Net increase	2,123,876	$26,425,105	2,950,472	$40,875,482

Class R shares

Sold	113,480	$1,329,719	42,365	$587,129
Distributions reinvested	6,484	66,826	1,578	21,455
Repurchased	(47,099)	(524,531)	(14,367)	(196,971)
Net increase	72,865	$872,014	29,576	$411,613

Class R1 shares

Sold	130,901	$1,501,429	63,256	$886,586
Distributions reinvested	9,272	95,031	2,515	34,189
Repurchased	(35,063)	(409,432)	(15,327)	(211,504)
Net increase	105,110	$1,187,028	50,444	$709,271

Class R2 shares

Sold	40,893	$517,956	887	$12,290
Distributions reinvested	1,484	15,742	380	5,174
Repurchased	(30,189)	(379,370)	(154)	(2,155)
Net increase	12,188	$154,328	1,113	$15,309

Class R3 shares

Sold	313,652	$3,903,252	342,265	$4,717,918
Distributions reinvested	36,795	385,317	11,583	157,373
Repurchased	(112,215)	(1,279,728)	(109,186)	(1,497,041)
Net increase	238,232	$3,008,841	244,662	$3,378,250

Class R4 shares

Sold	239,086	$2,906,733	189,497	$2,619,552
Distributions reinvested	26,936	281,897	12,584	171,065
Repurchased	(171,358)	(2,025,026)	(57,795)	(800,604)
Net increase	94,664	$1,163,604	144,286	$1,990,013

Class R5 shares

Sold	437,268	$5,409,496	291,654	$4,060,770
Distributions reinvested	40,857	430,438	11,406	154,744
Repurchased	(199,503)	(2,425,332)	(95,191)	(1,333,546)
Net increase	278,622	$3,414,602	207,869	$2,881,968

Annual report | Lifestyle Portfolios	49

Lifestyle Moderate, continued
	Year ended 12-31-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	19,082,650	$229,909,130	20,668,456	$285,222,178
Distributions reinvested	14,718,836	155,752,001	8,014,611	109,038,344
Repurchased	(12,278,117)	(135,472,038)	(4,707,379)	(65,151,346)
Net increase	21,523,369	$250,189,093	23,975,688	$329,109,176

Class 5 shares

Sold	431,643	$5,057,570	196,146	$2,705,630
Distributions reinvested	51,224	532,271	17,271	234,823
Repurchased	(67,906)	(736,169)	(55,900)	(781,144)
Net increase	414,961	$4,853,672	157,517	$2,159,309

Net increase	28,542,832	$337,315,014	31,223,970	$429,277,132

50	Lifestyle Portfolios | Annual report

Lifestyle Conservative
	Year ended 12-31-08		Year ended 12-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,752,097	$97,402,429	2,389,609	$32,202,666
Distributions reinvested	550,174	6,044,078	110,478	1,471,783
Repurchased	(3,236,705)	(39,097,294)	(700,324)	(9,450,827)
Net increase	5,065,566	$64,349,213	1,799,763	$24,223,622

Class B shares

Sold	845,899	$10,448,797	533,348	$7,196,400
Distributions reinvested	74,409	811,968	20,568	273,746
Repurchased	(408,557)	(4,885,144)	(121,906)	(1,643,199)
Net increase	511,751	$6,375,621	432,010	$5,826,947

Class C shares

Sold	6,434,786	$80,783,908	2,645,517	$35,649,056
Distributions reinvested	367,258	4,061,940	91,873	1,222,078
Repurchased	(3,027,110)	(35,678,170)	(551,105)	(7,442,310)
Net increase	3,774,934	$49,167,678	2,186,285	$29,428,824

Class R shares

Sold	120,385	$1,443,218	9,081	$122,134
Distributions reinvested	4,744	50,771	554	7,409
Repurchased	(32,619)	(390,971)	(816)	(11,024)
Net increase	92,510	$1,103,018	8,819	$118,519

Class R1 shares

Sold	238,728	$2,781,809	19,327	$263,101
Distributions reinvested	11,398	120,927	942	12,574
Repurchased	(63,568)	(728,552)	(12,347)	(165,600)
Net increase	186,558	$2,174,184	7,922	$110,075

Class R2 shares

Sold	508,936	$6,715,907	40,208	$543,146
Distributions reinvested	25,708	282,256	1,265	16,899
Repurchased	(219,762)	(2,711,800)	(29,185)	(393,962)
Net increase	314,882	$4,286,363	12,288	$166,083

Class R3 shares

Sold	881,883	$11,544,157	321,852	$4,357,181
Distributions reinvested	42,837	477,386	9,844	131,160
Repurchased	(662,693)	(8,545,796)	(81,606)	(1,105,400)
Net increase	262,027	$3,475,747	250,090	$3,382,941

Class R4 shares

Sold	258,614	$3,269,155	280,198	$3,747,727
Distributions reinvested	25,296	281,017	7,988	106,474
Repurchased	(181,604)	(2,083,020)	(148,989)	(1,994,253)
Net increase	102,306	$1,467,152	139,197	$1,859,948

Class R5 shares

Sold	428,178	$5,297,957	54,757	$742,856
Distributions reinvested	27,098	291,483	2,522	33,650
Repurchased	(96,298)	(1,198,340)	(22,114)	(300,568)
Net increase	358,978	$4,391,100	35,165	$475,938

Class 1 shares

Sold	25,218,456	$320,030,038	17,102,516	$230,347,734
Distributions reinvested	10,887,014	120,461,450	5,034,597	67,095,666
Repurchased	(7,268,203)	(84,571,213)	(6,026,728)	(81,070,170)
Net increase	28,837,267	$355,920,275	16,110,385	$216,373,230

Net increase	39,506,779	$492,710,351	20,981,924	$281,966,127

Annual report | Lifestyle Portfolios	51

7. Purchases and sales of securities
The following summarizes the purchases and sales of the affiliated underlying funds for the year ended December 31, 2008:

Portfolio	Purchases	Sales

Lifestyle Aggressive	$1,494,384,052	$1,147,937,141
Lifestyle Growth	4,360,272,917	3,435,215,596
Lifestyle Balanced	4,009,412,224	3,164,015,530
Lifestyle Moderate	1,101,907,081	770,984,885
Lifestyle Conservative	1,045,724,138	550,028,007

8. Investment in affiliated underlying funds
The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. For the year ended December 31, 2008, the following Portfolios held 5% or more of the underlying fund’s net assets:

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive
John Hancock Funds II
All Cap Core	13.6%
All Cap Value	28.6%
Alpha Opportunities	16.2%
Blue Chip Growth	11.6%
Capital Appreciation	14.4%
Emerging Markets Value	17.4%
Equity-Income	8.9%
Fundamental Value	11.5%
Index 500	8.8%
International Equity Index	18.3%
International Opportunities	24.0%
International Small Cap	18.6%
International Small Company	18.8%
International Value	14.7%
Large Cap	16.4%
Large Cap Value	11.6%
Mid Cap Index	18.7%
Mid Cap Intersection	44.6%
Mid Cap Stock	9.1%
Mid Cap Value Equity	34.5%
Mid Cap Value	40.4%
Natural Resources	18.2%
Optimized Value	13.5%
Small Cap Growth	30.4%
Small Cap Index	59.6%
Small Cap Value	97.4%
Smaller Company Growth	40.0%
Small Company Value	12.0%
U.S. Multi Sector	14.4%
Value & Restructuring	12.5%
Vista	54.5%

John Hancock Funds III
International Core	16.4%
Rainier Growth	7.9%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Growth
John Hancock Funds
Small Cap Intrinsic Value	15.8%

John Hancock Funds II
Active Bond	6.6%
All Cap Core	65.1%
Alpha Opportunities	39.6%
Blue Chip Growth	32.0%
Capital Appreciation	42.0%
Emerging Markets Value	35.2%
Equity-Income	26.7%
Floating Rate Income	42.4%
Fundamental Value	39.6%
Global Bond	16.3%
Global Real Estate	30.5%
High Income	22.6%
High Yield	25.4%
Index 500	33.0%
International Equity Index	33.0%
International Opportunities	40.3%
International Small Cap	23.9%
International Small Company	46.3%
International Value	21.9%
Large Cap	31.9%
Large Cap Value	25.6%
Mid Cap Index	28.6%
Mid Cap Intersection	54.2%
Mid Cap Stock	16.7%
Mid Cap Value Equity	52.7%
Natural Resources	24.1%
Optimized Value	55.7%
Real Estate Equity	39.4%
Real Return Bond	32.3%
Small Cap Growth	35.3%
Small Cap Opportunities	63.1%
Small Company Growth	28.2%
Small Company Value	27.0%
Smaller Company Growth	60.1%
Spectrum Income	20.0%
Strategic Bond	20.2%
Strategic Income	23.3%
Total Return	21.8%
U.S. High Yield Bond	18.6%
U.S. Multi Sector	43.7%
Value & Restructuring	32.0%
Vista	44.8%

John Hancock Funds III
International Core	26.1%
Rainier Growth	19.1%

52	Lifestyle Portfolios | Annual report

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced
John Hancock Funds II
Active Bond	28.9%
All Cap Core	21.2%
Alpha Opportunities	37.4%
Blue Chip Growth	31.5%
Capital Appreciation	13.4%
Core Bond	56.8%
Emerging Markets Value	35.4%
Equity-Income	34.2%
Floating Rate Income	29.0%
Fundamental Value	20.5%
Global Bond	27.8%
Global Real Estate	42.0%
High Income	41.8%
High Yield	53.7%
Index 500	32.9%
International Opportunities	18.7%
International Small Cap	20.9%
International Small Company	21.1%
International Value	19.0%
Large Cap	42.1%
Large Cap Value	36.1%
Mid Cap Index	19.6%
Mid Cap Stock	14.7%
Natural Resources	25.2%
Optimized Value	19.2%
Real Estate Equity	29.1%
Real Return Bond	36.0%
Small Company Growth	55.2%
Small Company Value	26.5%
Spectrum Income	43.6%
Strategic Bond	35.0%
Strategic Income	38.1%
Total Bond Market	31.6%
Total Return	23.7%
U.S. High Yield Bond	41.9%
U.S. Multi Sector	32.8%
Value & Restructuring	29.5%

John Hancock Funds III
International Core	24.1%
Rainier Growth	15.7%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Moderate
John Hancock Funds II
Active Bond	30.0%
Blue Chip Growth	7.1%
Core Bond	22.5%
Equity-Income	6.1%
Floating Rate Income	12.4%
Fundamental Value	7.2%
Global Bond	16.5%
Global Real Estate	9.7%
High Income	19.4%
High Yield	7.3%
Index 500	6.0%
International Equity Index	10.9%
International Opportunities	7.1%
International Value	4.4%
Investment Quality Bond	26.5%
Mid Cap Index	12.6%
Real Estate Equity	12.2%
Real Return Bond	10.6%
Small Cap Index	14.6%
Small Company Growth	16.5%
Small Company Value	5.3%
Spectrum Income	18.2%
Strategic Bond	14.7%
Strategic Income	16.0%
Total Bond Market	22.9%
Total Return	10.0%
U.S. High Yield Bond	19.3%
U.S. Multi Sector	9.2%
Value & Restructuring	11.8%

John Hancock Funds III
Global Shareholder Yield	27.9%
International Core	9.7%

Lifestyle Conservative
John Hancock Funds II
Active Bond	28.8%
Blue Chip Growth	2.6%
Core Bond	17.8%
Equity-Income	7.0%
Floating Rate Income	12.1%
Fundamental Value	3.9%
Global Bond	19.2%
Global Real Estate	12.8%
High Income	7.8%
High Yield	5.3%
Index 500	1.9%
International Value	1.7%
Investment Quality Bond	33.0%
Real Estate Equity	7.2%
Real Return Bond	6.4%
Spectrum Income	15.7%
Strategic Bond	15.1%
Strategic Income	16.2%
Total Bond Market	35.3%
Total Return	11.2%
U.S. Government Securities	70.1%
U.S. High Yield Bond	11.0%
Value & Restructuring	4.5%

John Hancock Funds III
Global Shareholder Yield	21.3%
International Core	3.9%

Annual report | Lifestyle Portfolios	53

9. Fund mergers
On June 29, 2007, the Board of Trustees of the Trust approved the following two merger transactions: (i) John Hancock Allocation Core Portfolio (a Target Fund), a series of John Hancock Capital Series Trust, to be merged into Lifestyle Balanced Portfolio (an Acquiring Fund) and (ii) John Hancock Allocation Growth + Value Portfolio (a Target Fund), a series of John Hancock Capital Series Trust, to be merged into Lifestyle Growth Portfolio (an Acquiring Fund).

After shareholder approval was obtained, the mergers were effective after the close of business on September 28, 2007. Each Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. Each merger qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Target Fund or their shareholders.

Pursuant to the Agreement and Plan of Reorganization, shareholders of each Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on date of the reorganization.

The following is a summary of Shares Outstanding, Net Assets and Net Unrealized Appreciation immediately before and after the reorganizations:

		Acquired Net	Appreciation			Acquiring Fund
		Asset Value of	of Target		Acquiring Fund	Total Net Assets
		the Target	Fund’s	Shares issued by	Net Assets Prior	After
Acquiring Fund	Target Fund	Fund	Investments	Acquiring Fund	to Combination	Combination

Lifestyle Growth	JH Allocation Growth & Value	$6,318,041	$519,679	393,907	$10,401,426,390	$10,407,744,431
Lifestyle Balanced	JH Allocation Core	9,527,860	498,757	621,391	9,535,359,035	9,544,886,895

54	Lifestyle Portfolios | Annual report

Auditors report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of securities owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the finan-cial position of each of the portfolios (identified in Note 6) which are part of John Hancock Funds II (the “Trust”) at December 31, 2008, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008, by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 26, 2009

Annual report | Lifestyle Portfolios	55

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolios, if any, paid during its taxable year ended December 31, 2008.

Long Term Capital Gains The Portfolios below have designated the following amounts as capital gain dividends paid during the year:

Portfolio	Capital Gain

Lifestyle Aggressive	$154,308,175
Lifestyle Growth	285,306,066
Lifestyle Balanced	204,388,634
Lifestyle Moderate	28,730,116
Lifestyle Conservative	11, 324, 275

Dividend Received Deduction Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Portfolio’s dividend distribution that qualifies under tax law. The percentage of the Portfolio’s fiscal 2008 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Dividend Received
Portfolio	Deduction

Lifestyle Aggressive	39.68%
Lifestyle Growth	18.14%
Lifestyle Balanced	10.27%
Lifestyle Moderate	2.33%
Lifestyle Conservative	3.69%

Shareholders were mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for the calendar year 2008.

56	Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, Year of Birth		John Hancock
Position(s) held with Fund	Trustee of	funds overseen
Principal occupation(s) and other directorships during past 5 years	Fund since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	212

Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since
1988) and former Trustee of John Hancock Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	212

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public
Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999).
Director of the following publicly traded companies: PMA Capital Corporation (since 2004)
and Lincoln Educational Services Corporation (since 2004). Trustee of John Hancock Trust
(since 2005), and former Trustee of John Hancock Funds III (2005–2006).

Elizabeth G. Cook, Born: 1937	2005	212

Expressive Arts Therapist, Massachusetts General Hospital (September 2001 to June 2007);
Expressive Arts Therapist, Dana Farber Cancer Institute (September 2000 to January 2004);
Trustee of John Hancock Trust (since 2005) and former Trustee of John Hancock Funds III
(2005–2006).

Theron S. Hoffman,[2] Born: 1947	2008	212

Trustee of John Hancock Trust and John Hancock Funds II (since September 2008); Chief
Executive Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd Organization
(since 2003); President, Westport Resources Management (2006–2008); Partner/Operating
Head & Senior Managing Director, Putnam Investments (2000–2003).

Hassell H. McClellan, Born: 1945	2005	212

Associate Professor, The Graduate School of The Wallace E. Carroll School of Management,
Boston College. Trustee of John Hancock Trust (since 2005), former Trustee of John Hancock
Funds III (2005–2006) and Trustee of Phoenix Edge Series Fund (since 2008).

James M. Oates, Born: 1946	2005	212

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman,
Emerson Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2006). Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services
Corporation (since 1995); and Connecticut River Bancorp, Director (since 1998). Director,
Virtus Investment Management (since 2009); and Emerson Investment Management (since
2000). Trustee of John Hancock Trust (since 2004), and former Trustee of John Hancock
Funds III (2005-2006).

See notes to financial statements

Annual report | Lifestyle Portfolios	57

Independent Trustees (continued)

Number of
Name, Year of Birth		John Hancock
Position(s) held with Fund	Trustee of	funds overseen
Principal occupation(s) and other directorships during past 5 years	Fund since[1]	by Trustee

Steven M. Roberts,[2] Born: 1944	2008	212

Trustee of John Hancock Trust and John Hancock Funds II (since September 2008); Board of
Governors Deputy Director, Federal Reserve System (2005–2008); Partner, KPMG
(1987–2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding Shares of the Trust.

2 Mr. Hoffman and Mr. Roberts were appointed by the Board as Trustees on September 26, 2008.

Trustee Emeritus

Number of
Name, Year of Birth		John Hancock
Position(s) held with Fund	Trustee of	funds overseen
Principal occupation(s) and other directorships during past 5 years	Fund since	by Trustee

John D. Richardson,[1] Born: 1938	2006	212

Former Trustee of JHT (Retired, December 14, 2006). Former Senior Executive Vice President,
Office of the President, MFC, February 2000 to March 2002 (Retired, March 2002); Executive
Vice President and General Manager, U.S. Operations, Manulife Financial, January 1995 to
January 2000.

1 Mr. Richardson became a non-voting Trustee Emeritus on December 14, 2006.

Non-Independent Trustees[1,2]

		Number of
Name, Year of Birth	Trustee	John Hancock
Position(s) held with Fund	of Fund	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1,2]	by Trustee

James R. Boyle,[3] Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John Hancock Variable Life Insurance
Company (since 2007); Director and Executive Vice President, John Hancock Life Insurance Company (since 2004); Chairman and
Director, John Hancock Advisers, LLC (the Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group,
LLC (The Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC
(since 2006); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Grace K. Fey,[4,5] Born: 1946	2008	212

Trustee of John Hancock Trust and John Hancock Funds II (since September 2008); Chief
Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007).

58	Lifestyle Portfolios | Annual report

1 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

2 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding Shares of the Trust holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

4 Ms. Fey was appointed by the Board as Trustee on September 26, 2008.

5 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund
Principal occupation(s) and other
directorships during past 5 years

Keith F. Hartstein, Born: 1956

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive
Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director, MFC Global
Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and Director, John
Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman,
Investment Company Institute Sales Force Marketing Committee (since 2003); Director, President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC
(until 2005).

Thomas M. Kinzler, Born: 1955

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since 2006); Vice
President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–2006);
Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal
Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the
Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer,
Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer, Fidelity Investments
(until 2001).

Annual report | Lifestyle Portfolios	59

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund
Principal occupation(s) and other
directorships during past 5 years

Charles A. Rizzo, Born: 1957

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global Fund
Services (1999–2002).

Gordon M. Shone, Born: 1956

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John Hancock
Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President, John Hancock
Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The Manufacturers Life
Insurance Company (U.S.A.) (1998–2000).

John G. Vrysen, Born: 1955

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and
Chief Operating Officer, the Adviser, The Berkley Group, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John Hancock Signature
Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkley Group, Manulife Financial
Corporation Global Investment Management (U.S.), LLC, John Hancock Investment Management Services,
LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (2005–2007); Vice President, Manulife Financial Corporation (until 2006).

The business adddress for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

60	Lifestyle Portfolios | Annual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey†**	Investment Subadviser
Charles L. Bardelis*	MFC Global Investment Management (U.S.A.) Limited
Peter S. Burgess*
Elizabeth G. Cook**	Principal distributor
Theron S. Hoffman**	John Hancock Funds, LLC
Hassell H. McClellan**
Steven M. Roberts*	Custodian
John D. Richardson*	State Street Bank & Trust Company
Trustee Emeritus
*Members of the Audit Committee	Transfer agent
**Members of the Compliance Committee	John Hancock Signature Services, Inc.
†Non-Independent Trustees
Legal counsel
Officers	K&L Gates LLP
Keith F. Hartstein
President and Chief Executive Officer	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
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P.O. Box 9510		Mutual Fund Image Operations
Portsmouth, NH 03802-9510		164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Annual report | Lifestyle Portfolios	61

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LS00A 12/08
2/09

John Hancock

MUTUAL FUNDS

John Hancock

Retirement Distribution Portfolio

Annual Report

12.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.A.) Limited

U.S. stocks finished 2008 with their worst performance since 1931, as the credit crisis that had begun in the subprime mortgage sector broadened into a full-scale recession. The second half of the year was particularly harsh for investors. After a series of shocks during September — including the bankruptcy of investment bank Lehman Brothers and government bailouts of mortgage securitizers Fannie Mae and Freddie Mac — stocks tumbled in October. Few asset classes had positive returns during the year, with natural resources, emerging markets, real estate equities and high-yield bonds all posting steep declines. However, Treasury securities delivered positive returns across the board, except for Treasury Inflation-Protected Securities, which sold off in the fourth quarter on deflation fears.

“U.S. stocks finished 2008 with their
worst performance since 1931…”

During the past year, John Hancock Retirement Distribution Portfolio’s Class A shares returned –23.47%, at net asset value. By comparison, the S&P 500 Index returned –37.00%, the Barclays Capital U.S. Aggregate Bond Index returned 5.24% and the Portfolio’s blended benchmark —50% S&P 500 Index/50% Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index — returned –17.94% over the same period. The Portfolio’s underperformance was due to both unrewarding asset allocation and the challenging performance of our individual funds. Exposure to the high-yield bond sector detracted significantly, while allocations to foreign equities, including emerging markets, global real estate and global natural resources also detracted. At the fund level, detractors included Active Bond (MFC Global U.S./Declaration), and to a lesser extent Core Bond (Wells Capital), Total Return (PIMCO) and High Income (MFC Global U.S.). On the equity side, International Small Cap (Franklin Templeton) dampened our results. Conversely, U.S. High Yield Bond (Wells Capital) performed relatively well in the weak high-yield market.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Retirement Distribution Portfolio | Annual report

A look at performance

For the period ended December 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	12-31-07	–27.16	—	—	–27.16	–27.16	—	—	–27.16

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations were contractual until December 31, 2008. The waivers have been voluntarily renewed until December 31, 2009. The net expenses are as follows: Class A — 1.25%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.55%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Retirement Distribution Portfolio	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in JHF II Retirement Distribution Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in the 50% Standard and Poor’s 500 / 50% Barclays Capital U.S. Aggregate Blended Index.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment for Fund Class A, respectively, as of December 31, 2008.

Combined index consists of 50% Standard and Poor’s 500 / 50% Barclays Capital U.S. Aggregate Blended Index. The S&P 500 Index is composed of 500 widely held common stocks. The Barclays Capital U.S. Aggregate Index includes U.S. government, corporate and mortgage-backed securities with maturities up to 30 years.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

8	Retirement Distribution Portfolio | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

 ▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2008, with the same investment held until December 31, 2008.

	Account value	Ending value	Expenses paid during
	on 7-1-08	on 12-31-08	period ended 12-31-08[1,2]

Class A	$1,000.00	$818.00	$2.83

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Retirement Distribution Portfolio	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2008, with the same investment held until December 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-08	on 12-31-08	period ended 12-31-08[1,2]

Class A	$1,000.00	$1,022.00	$3.15

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.62% for Class A, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the porfolio was 0.61% –1.13%.

10	Retirement Distribution Portfolio | Annual report

Portfolio summary

Asset allocation[1]

Equities	% of Total	Fixed income

Commodities	16%	Intermediate bond	32%

U.S. mid cap	9%	Short-term securities	7%

U.S. large cap	6%	High-yield bond	6%

Emerging markets	5%	Global bond	5%

International small cap	5%

Real estate	4%

International large cap	3%

Natural resources	2%

1As a percentage of net assets on December 31, 2008.

Annual report | Retirement Distribution Portfolio	11

F I N A N C I A L  S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 12-31-08

Issuer	Shares	Value

Investment companies 93.88%		$3,591,590

(Cost $4,971,732)

Unaffiliated Investment Companies 16.05%		614,184

WisdomTree DEFA High-Yielding Equity Fund	6,900	235,221

WisdomTree High-Yielding Equity Fund	12,300	378,963

John Hancock Funds II (f) 76.76%		2,936,573

Active Bond (MFC Global U.S./Declaration) (g)	30,632	252,103

Capital Appreciation (Jennison)	10,816	77,011

Core Bond (Wells Capital)	26,980	329,422

Emerging Markets Value (DFA)	37,963	205,758

Equity-Income (T. Rowe Price)	3,885	39,428

Fundamental Value (Davis)	3,764	39,030

Global Bond (PIMCO)	17,191	191,162

Global Real Estate (Deutsche)	32,444	167,087

High Income (MFC Global U.S.) (g)	15,612	71,660

High Yield (WAMCO)	12,181	73,937

International Opportunities (Marsico)	4,391	40,878

International Small Cap (Templeton)	14,200	113,461

International Small Company (DFA)	15,182	80,615

International Value (Templeton)	3,997	40,210

Large Cap Value (BlackRock)	2,582	40,384

Mid Cap Intersection (Wellington)	15,327	82,305

Mid Cap Stock (Wellington)	7,509	81,703

Mid Cap Value (Lord Abbett)	7,171	78,884

Natural Resources (Wellington)	5,925	78,626

Total Bond Market (Declaration) (g)	31,591	324,758

Total Return (PIMCO)	26,046	332,607

U.S. High Yield Bond (Wells Capital)	8,060	74,228

Value & Restructuring (Columbia)	5,911	40,076

Value (Van Kampen)	13,040	81,240

John Hancock Funds III (f) 1.07%		40,833

International Core (GMO)	1,753	40,833

See notes to financial statements

12	Retirement Distribution Portfolio | Annual report

F I N A N C I A L  S T A T E M E N T S

	Principal
Issuer	amount	Value

Short-term investments 7.06%		$269,997
(Cost $269,997)
Federal Home Loan Bank Discount Notes
0.01% due 2-12-09	$270,000	269,997

Total investments (Cost $5,241,729)† 100.94%		$3,861,587

Liabilities in excess of other assets (0.94%)		($35,313)

Total net assets 100.00%		$3,826,274

Percentages are stated as a percent of net assets.

(f) The underlying fund’s subadviser is shown parenthetically.

(g) The subadviser is an affiliate of the adviser.

† At December 31, 2008 the aggregate cost of investment securities for federal income tax purpose was $5,251,323. Net unrealized depreciation aggregated $1,389,736, of which $5,307 related to appreciated investment securities and $1,395,043 related to depreciated investment securities.

See notes to financial statements

Annual report | Retirement Distribution Portfolio	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,254,649)	$884,181
Investments in affiliated funds, at value (cost $3,987,080) (Note 8)	2,977,406

Total investments, at value (cost $5,241,729)	3,861,587
Cash	3,767
Receivable due from adviser	754

Total assets	3,866,108

Liabilities

Payable for investments purchased	30,512
Payable to affiliates
Fund administration fees	113
Transfer agent fees	165
Other payables and accrued expenses	9,044

Total liabilities	39,834

Net assets

Capital paid-in	$5,221,659
Accumulated net realized loss on investments	(15,243)
Net unrealized appreciation (depreciation) on investments	(1,380,142)

Net assets	$3,826,274

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($3,826,274 ÷ 405,536 shares)	$9.44

Maximum public offering price per share

Class A (9.44 ÷ 95%)[1]	$9.94

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Retirement Distribution Portfolio | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 12-31-081

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$157,561
Dividends	42,149
Interest	4,456

Total investment income	204,166

Expenses

Investment management fees (Note 5)	7,096
Distribution and service fees (Note 5)	13,414
Transfer agent fees (Note 5)	165
Fund administration fees (Note 5)	703
Audit and legal fees	34,969
Printing and postage fees (Note 5)	1,820
Custodian fees	10,578
Trustees’ fees (Note 5)	54
Registration and filing fees	7,515
Miscellaneous	15

Total expenses	76,329
Less: expense reductions (Note 5)	(49,473)

Net expenses	26,856

Net investment income (loss)	177,310

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(38,924)
Investments in affiliated underlying funds	(28,358)
Capital gain distributions received from affiliated underlying funds	96,388
29,106
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(370,467)
Investments in affiliated underlying funds	(1,009,675)
(1,380,142)
Net realized and unrealized loss	(1,351,036)

Decrease in net assets from operations	($1,173,726)

1 Period from 1-2-08 (commencement of operations) to 12-31-08.

See notes to financial statements

Annual report | Retirement Distribution Portfolio	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Portfolio’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Period
ended
12-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$177,310
Net realized gain	29,106
Change in net unrealized appreciation (depreciation)	(1,380,142)

Decrease in net assets resulting from operations	(1,173,726)

Distributions to shareholders
From net investment income	(225,220)
From tax return capital	(64,700)

Total distributions	(289,920)

From Fund share transactions (Note 6)	5,289,920

Total increase	3,826,274

Net assets

Beginning of period	—

End of period	$3,826,274

1 Period from 1-2-08 (commencement of operations) to 12-31-08.

See notes to financial statements

16	Retirement Distribution Portfolio | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES

Period ended	12-31-08[1,2]

Per share operating performance

Net asset value, beginning of period	$13.18
Net investment income	0.46[3]
Net realized and unrealized loss on investments	(3.45)
Total from investment operations	(2.99)
Less distributions
From net investment income	(0.58)
From tax return of capital	(0.17)
Total distributions	(0.75)
Net asset value, end of period	$9.44
Total return (%)[4,5]	(23.47)

Ratios and supplemental data

Net assets, end of period
(in millions)	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71[6]
Expenses net of all fee waivers, if any	0.60[6]
Expenses net of all fee waivers and credits	0.60[6]
Net investment income (loss)	3.97[6]
Portfolio turnover (%)	16

1 Class A shares began operations on 1-2-08.

2 Per share data has been restated to reflect the effects of a 1-for-1.317576 reverse stock split effective on October 7, 2008.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment.

6 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the portfolio was 0.61% –1.13%.

See notes to financial statements

Annual report | Retirement Distribution Portfolio	17

Notes to financial statements

Note 1
Organization of the Trust

Retirement Distribution Portfolio (the Portfolio) is a series of John Hancock Funds II (the Trust or JHF II). The Portfolio commenced investment operations on January 2, 2008. The Trust is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers seventy-two separate investment funds.

The Portfolio is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Portfolio may also invest in unaffiliated underlying funds and other permitted investments.

The JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (JHIMS or the Adviser) and distributed by John Hancock Funds, LLC (the Distributor).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291, or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the commission’s public reference room in Washington, D.C. The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA), serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees has authorized the issuance of Class A shares of the Portfolio. Class A shares are open to all retail investors.

Note 2
Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price

18	Retirement Distribution Portfolio | Annual report

or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use to price a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$3,591,590	—

Level 2 — Other Significant Observable Inputs	269,997	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$3,861,587	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation of the instrument.

Overdrafts

Pursuant to the custodian agreements, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Portfolio property, that is not segregated, to the extent of any overdraft.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Portfolio becomes aware of the dividends from cash collections. Discounts/premiums

Annual report | Retirement Distribution Portfolio	19

are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Distributions received from underlying funds will continue to reflect the character of these distributions. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

The Portfolio uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses

The majority of expenses are directly iden-tifiable to an individual Portfolio. Trust expenses that are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Portfolios. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes

The Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s federal tax return to be filed for the year ended December 31, 2008 will be subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Portfolio uses a quarterly targeted distribution strategy and distributes substantially all of its net income quarterly and capital gains distributions, if any, annually. If the Portfolio has not met its distribution goal from net income and capital gains, then the distributions may consist of a return of capital.

During the year ended December 31, 2008, tax character of distributions paid was $225,220 from net investment income and $64,700 from tax return of capital.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to short term distributions received from underlying funds.

Net capital losses of $5,649 that are attributable to securities transactions incurred after October 31, 2008, are treated as arising on January 1, 2009, the first day of the Fund’s next taxable year.

Note 3
Risks & uncertainties

Concentration risk

The Portfolio may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Portfolio’s value more volatile and investment values may rise and fall more rapidly. In addition, a Portfolio with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Note 4
Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against

20	Retirement Distribution Portfolio | Annual report

certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 5
Investment advisory and other
agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The Portfolio and the Adviser has a sub-advisory agreement with MFC Global (U.S.A.) and is a wholly-owned subsidiary of MFC. The Portfolio is not responsible for the payment of sub-advisory fees.

Each fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other Assets).

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Retirement Distribution Portfolio and is equivalent to the sum of: (a) 0.060% of the first $500 million of Aggregate Net Assets and (b) 0.050% of the Excess over $500 million of Aggregate Net Assets.

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Retirement Distribution Portfolio and is equivalent to the sum of: (a) 0.510% of the first $500 million of Aggregate Net Assets and (b) 0.500% of the Excess over $500 million of Aggregate Net Assets and is applied to the Other Assets of the Portfolio.

The investment management fees incurred for the year ended December 31, 2008, were equivalent to an annual effective rate of 0.16% of the Portfolio’s average daily net assets.

Expense reimbursements

The Adviser has contractually agreed to reimburse or limit certain Portfolio level expenses to 0.09% of the Portfolio’s average annual net assets. This agreement excludes management fees, underlying fund expenses, taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, registration fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. In addition, fees incurred under any agreement or plans of the Portfolio dealing with services for the shareholders and others with beneficial interest in shares of the Portfolio, are excluded.

The Adviser has also agreed to a contractual expense limit on Class A specific expenses (which include 12b-1, transfer agent, service fees, registration, and printing and postage) of 0.35%.

Accordingly, the expense reductions amounted to $49,473 for the year ended December 31, 2008. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser.

Fund administration fees

Pursuant to the Advisory Agreement, the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

The fund administration fees incurred for the year ended December 31, 2008, were equivalent to an annual effective rate of 0.01% of the Portfolio’s average daily net assets.

Annual report | Retirement Distribution Portfolio	21

Distribution and service plans

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted a Distribution Plan with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes daily payments to the Distributor at an annual rate not to exceed 0.30% of the average daily net assets of Class A. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

Sales charges

Class A shares are assessed up-front sales charges. During the year ended December 31, 2008, John Hancock USA was the sole investor in the Portfolio and was not assessed sales charges.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. The Portfolio pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A share average daily net assets. This agreement was effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A shares during the year ended December 31, 2008.

The Portfolio receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Portfolio’s transfer agent fees and out-of-pocket expenses. During the year ended December 31, 2008, there were no transfer agent credits earned.

Note 6
Portfolio share transactions

This listing illustrates the number of Portfolio shares sold, reinvested and repurchased during the years ended December 31, 2008, along with the corresponding dollar value.

		Year ended 12-31-08
	Shares	Amount
Class A shares

Sold	379,485	$5,000,000
Distributions reinvested	26,051	289,920
Net increase	405,536	$5,289,920

John Hancock USA owned 405,536 Class A shares of beneficial interest of the Portfolio on December 31, 2008.

On September 26, 2008, the Board of Trustees approved a 1-for-1.317576 reverse stock split for Class A shares, effective October 7, 2008. Per share amounts, shares sold, shares reinvested and shares outstanding have been adjusted to reflect this transaction. The reverse stock split had no impact on the overall value of a shareholder’s investment in the Fund.

22	Retirement Distribution Portfolio | Annual report

Note 7

Purchases and sales of securities

Purchases and sales of the affiliated and unaf-filiated underlying funds during the year ended December 31, 2008, aggregated $5,729,025 and $690,010, respectively.

Note 8

Investment in affiliated underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investments may represent a significant portion of each underlying fund’s net assets. For the year ended December 31, 2008, the Portfolio did not hold a significant position in any of the underlying funds.

Annual report | Retirement Distribution Portfolio	23

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and
Shareholder of John Hancock Retirement Distribution Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Retirement Distribution Portfolio, (the “Fund”), a portfolio of John Hancock Funds II, at December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the period January 2, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 26, 2009

24	Retirement Distribution Portfolio | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio, if any, paid during its taxable year ended December 31, 2008.

With respect to the ordinary dividends paid by the Portfolio for the fiscal year ended December 31, 2008, 9.05% of the dividends qualifies for the corporate dividends-received deduction.

The Portfolio hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Retirement Distribution Portfolio	25

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2008	212

Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since 1988) and former Trustee of John Hancock Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2008	212

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant. Partner,
Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation
(since 2004). Trustee of John Hancock Trust (since 2005), and former Trustee of John Hancock Funds III
(2005–2006).

Elizabeth G. Cook, Born: 1937	2008	212
Expressive Arts Therapist, Massachusetts General Hospital (September 2001 to June 2007); Expressive Arts
Therapist, Dana Farber Cancer Institute (September 2000 to January 2004); Trustee of John Hancock Trust
(since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Theron S. Hoffman,[2] Born: 1947	2008	212
Trustee of John Hancock Trust and John Hancock Funds II (since September 2008); Chief Executive
Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd Organization (since 2003); President,
Westport Resources Management (2006–2008); Partner/Operating Head & Senior Managing Director,
Putnam Investments (2000–2003).

Hassell H. McClellan, Born: 1945	2008	212

Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston
College. Trustee of John Hancock Trust (since 2005), former Trustee of John Hancock Funds III (2005–
2006) and Trustee of Phoenix Edge Series Fund (since 2008).

James M. Oates, Born: 1946	2008	212

Chairman of the Board of John Hancock Funds II; Managing Director, Wydown Group (financial con-
sulting firm) (since 1994); Chairman, Emerson Investment Management, Inc. (since 2000); Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2006).
Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial
Services Corporation (since 1995); and Connecticut River Bancorp, Director (since 1998); Virtus Investment
Management (since 2009); and Emerson Investment Management (since 2000). Trustee of John Hancock
Trust (since 2004) and former Trustee of John Hancock Funds III (2005–2006).

26	Retirement Distribution Portfolio | Annual report

Independent Trustees (continued)
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Steven M. Roberts,[2] Born: 1944	2008	212

Trustee of John Hancock Trust and John Hancock Funds II (since September 2008); Board of Governors
Deputy Director, Federal Reserve System (2005–2008); Partner, KPMG (1987–2004).

[1] Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding Shares of the Trust.

2 Mr. Hoffman and Mr. Roberts were appointed by the Board as Trustees on September 26, 2008.

Trustee Emeritus

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since	by Trustee

John D. Richardson,[1] Born: 1938	2008	212

Former Trustee of JHT (Retired, December 14, 2006). Former Senior Executive Vice President, Office of
the President, MFC, February 2000 to March 2002 (Retired, March 2002); Executive Vice President and
General Manager, U.S. Operations, Manulife Financial, January 1995 to January 2000.

1 Mr. Richardson became a non-voting Trustee Emeritus on December 14, 2006.

Non-Independent Trustees[1,2]
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1,2]	by Trustee

James R. Boyle,[3] Born: 1959	2008	269

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Grace K. Fey,[4,5] Born: 1946	2008	212

Trustee of John Hancock Trust and John Hancock Funds II (since September 2008); Chief Executive Officer,
Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier Capital Management
Company (1988–2007).

Annual report | Retirement Distribution Portfolio	27

[1] Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

[2] Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding Shares of the Trust holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation
(or its affiliates), the ultimate parent of the Adviser.

4 Ms. Fey was appointed by the Board as Trustee on September 26, 2008.

5 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of
John Hancock Funds II and John Hancock Trust.

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2008

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2008

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–
2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and
Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2008

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

28	Retirement Distribution Portfolio | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Charles A. Rizzo, Born: 1957	2008

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2008

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

John G. Vrysen, Born: 1955	2008

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial Corporation
(until 2006).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

Annual report | Retirement Distribution Portfolio	29

More information

PROXY VOTING POLICY AND PROXY VOTING RECORD. A description of the Portfolio’s proxy voting policies and procedures, and information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge upon request.

By phone	On the Portfolio’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
James M. Oates, Chairman	Chief Compliance Officer	John Hancock Funds, LLC
James R. Boyle†		601 Congress Street
Grace K. Fey†**		Boston, MA 02210-2805
Charles L. Bardelis*	Charles A. Rizzo
Peter S. Burgess*	Chief Financial Officer	Custodian
Elizabeth G. Cook**		State Street Bank & Trust Co.
Theron S. Hoffman**	Gordon M. Shone	2 Avenue de Lafayette
Hassell H. McClellan**	Treasurer	Boston, MA 02111
Steven M. Roberts*
John D. Richardson*,	John G. Vrysen	Transfer agent
Trustee Emeritus	Chief Operating Officer	John Hancock Signature
*Members of the Audit Committee		Services, Inc.
**Members of the	Investment adviser	P.O. Box 9510
Compliance Committee	John Hancock Investment	Portsmouth, NH 03802-9510
†Non-Independent Trustees	Management Services, LLC
	601 Congress Street	Legal counsel
Officers	Boston, MA 02210-2805	K&L Gates LLP
Keith F. Hartstein		One Lincoln Street
President and	Subadviser	Boston, MA 02111-2950
Chief Executive Officer	MFC Global Investment
	Management (U.S.A.) Limited	Independent registered
Thomas M. Kinzler	200 Bloor Street East	public accounting firm
Secretary and Chief Legal Officer	Toronto, Ontario, Canada	PricewaterhouseCoopers LLP
	M4W 1E5	125 High Street
Boston, MA 02110

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s Web site at www.sec.gov. The Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Portfolio’s complete schedule of holdings can be found in its semiannual or annual report on www.jhfunds.com.

30	Retirement Distribution Portfolio | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Retirement Distribution Portfolio.	3300A 12/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	2/09

John Hancock
MUTUAL FUNDS

John Hancock

Retirement Rising Distribution Portfolio

Annual Report
12.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.A.) Limited

U.S. stocks finished 2008 with their worst performance since 1931, as the credit crisis that had begun in the subprime mortgage sector broadened into a full-scale recession. The second half of the year was particularly harsh for investors. After a series of shocks during September —including the bankruptcy of investment bank Lehman Brothers and government bailouts of mortgage securitizers Fannie Mae and Freddie Mac — stocks tumbled in October. Few asset classes had positive returns during the year, with natural resources, emerging markets, real estate equities and high-yield bonds all posting steep declines. However, Treasury securities delivered positive returns across the board, except for Treasury Inflation-Protected Securities, which sold off in the fourth quarter on deflation fears.

“U.S. stocks finished 2008 with their
worst performance since 1931…”

During the past year, John Hancock Retirement Rising Distribution Portfolio’s Class A shares returned –23.21% at net asset value. By comparison, the S&P 500 Index returned –37.00%, the Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index returned 5.24% and the Portfolio’s blended benchmark — 50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index — returned –17.94% over the same period. The Portfolio’s underperformance was due to both unrewarding asset allocation and the challenging performance of our individual funds. Exposure to the high-yield bond sector detracted significantly, while allocations to foreign equities, including emerging markets, global real estate and global natural resources also detracted. At the fund level, detractors included Active Bond (MFC Global U.S./Declaration), and to a lesser extent, Core Bond (Wells Capital), Total Return (PIMCO) and High Income (MFC Global U.S.). On the equity side, International Small Cap (Franklin Templeton) dampened our results. Conversely, U.S. High Yield Bond (Wells Capital) performed relatively well in the weak high-yield market.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Retirement Rising Distribution Portfolio | Annual report

A look at performance

For the period ended December 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	12-31-07	–26.97	—	—	–26.97	–26.97	—	—	–26.97

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations were contractual until December 31, 2008. The waivers have been voluntarily renewed until December 31, 2009. The net expenses are as follows: Class A — 1.25%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows Class A — 1.55%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Retirement Rising Distribution Portfolio	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in JHF II Retirement Rising Distribution Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in the 50% Standard and Poor’s 500 / 50% Barclays Capital U.S. Aggregate Blended Index.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment for Fund Class A, respectively, as of December 31, 2008.

Combined index consists of 50% Standard and Poor’s 500 / 50% Barclays Capital U.S. Aggregate Blended Index. The S&P 500 Index is composed of 500 widely held common stocks. The Barclays Capital U.S. Aggregate Index includes U.S. government, corporate and mortgage-backed securities with maturities up to 30 years.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

8	Retirement Rising Distribution Portfolio | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2008 with the same investment held until December 31, 2008.

	Account value	Ending value	Expenses paid during
	on 7-1-08	on 12-31-08	period ended 12-31-08[1,2]

Class A	$1,000.00	$797.70	$2.85

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Retirement Rising Distribution Portfolio	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2008, with the same investment held until December 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-08	on 12-31-08	period ended 12-31-08[1,2]

Class A	$1,000.00	$1,022.00	$3.20

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by number of days in the period (184) and divided by 366.

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was 0.61% –1.13%.

10	Retirement Rising Distribution Portfolio | Annual report

Portfolio summary

Asset allocation[1]

Equities	% of Total	Fixed income

Commodities	19%	Intermediate bond	26%

U.S. mid cap	12%	Treasury inflation-protected securities	8%

Emerging markets	5%	Short-term securities	8%

International small cap	4%	High-yield bond	5%

U.S. large cap	3%	Global bond	4%

International large cap	2%

Real estate	2%

Natural resources	2%

1As a percentage of net assets on December 31, 2008.

Annual report | Retirement Rising Distribution Portfolio	11

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 12-31-08

Issuer	Shares	Value

Investment companies 93.30%		$3,582,456

(Cost $4,953,281)

Unaffilated investment companies 19.16%		735,508

PowerShares DB Commodity
Index Tracking Fund	6,400	135,616

WisdomTree DEFA High-Yielding Equity Fund	6,300	214,767

WisdomTree High-Yielding Equity Fund	12,500	385,125

John Hancock Funds II (f) 74.14%		2,846,948

Active Bond (MFC Global U.S./Declaration) (g)	26,497	218,068

Capital Appreciation (Jennison)	5,458	38,858

Core Bond (Wells Capital)	21,176	258,565

Emerging Markets Value (DFA)	38,031	206,127

Equity-Income (T. Rowe Price)	3,920	39,790

Fundamental Value (Davis)	3,798	39,387

Global Bond (PIMCO)	13,879	154,331

Global Real Estate (Deutsche)	16,251	83,694

High Income (MFC Global U.S.) (g)	15,755	72,317

High Yield (WAMCO)	6,146	37,307

International Opportunities (Marsico)	4,399	40,952

International Small Cap (Templeton)	9,554	76,334

International Small Company (DFA)	15,321	81,354

International Value (Templeton)	4,034	40,578

Mid Cap Intersection (Wellington)	23,201	124,589

Mid Cap Stock (Wellington)	11,366	123,666

Mid Cap Value (Lord Abbett)	10,855	119,410

Natural Resources (Wellington)	5,979	79,346

Real Return Bond (PIMCO)	31,780	339,414

Total Bond Market (Declaration) (g)	24,796	254,904

Total Return (PIMCO)	20,444	261,065

U.S. High Yield Bond (Wells Capital)	8,133	74,908

Value (Van Kampen)	13,160	81,984

See notes to financial statements

12	Retirement Rising Distribution Portfolio | Annual report

F I N A N C I A L   S T A T E M E N T S

	Principal
Issuer	amount	Value

Short-term investments 7.55%		$289,997

(Cost $289,997)

Federal Home Loan Bank Discount Notes
0.01% due 2-12-09	$290,000	289,997

Total investments (Cost $5,243,278)† 100.85%		$3,872,453

Liabilities in excess of other assets (0.85%)		($32,067)

Total net assets 100.00%		$3,840,386

Percentages are stated as a percent of net assets.

(f) The underlying fund’s subadviser is shown parenthetically.

(g) The subadviser is an affiliate of the adviser.

† At December 31, 2008 the aggregate cost of investment securities for federal income tax purposes was $5,259,459. Net unrealized depreciation aggregated $1,387,006, of which $4,166 related to appreciated investment securities and $1,391,172 related to depreciated investment securities.

See notes to financial statements

Annual report | Retirement Rising Distribution Portfolio	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers at value (Cost $1,441,866)	$1,025,505
Investments in affiliated funds, at value (cost $3,801,412) (Note 9)	2,846,948

Total investments, at value (cost $5,243,278)	3,872,453
Cash	7,017
Receivable due from adviser	754

Total assets	3,880,224

Liabilities

Payable for investments purchased	30,512
Payable to affiliates
Fund administration fees	115
Transfer agent fees	172
Other payables and accrued expenses	9,039

Total liabilities	39,838

Net assets

Capital paid-in	$5,189,513
Accumulated undistributed net investment income	47,914
Accumulated net realized loss on investments	(26,216)
Net unrealized appreciation (depreciation) on investments	(1,370,825)

Net assets	$3,840,386

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value.
Class A ($3,840,386 ÷ 411,162 shares)	$9.34

Maximum public offering price per share

Class A (9.34 ÷ 95%)[1]	$9.83

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Retirement Rising Distribution Portfolio | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 12-31-081

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$145,259
Dividends	40,652
Interest	5,088

Total investment income	190,999

Expenses

Investment management fees (Note 5)	8,028
Distribution and service fees (Note 5)	13,633
Transfer agent fees (Note 5)	172
Fund administration fees (Note 5)	714
Audit and legal fees	34,970
Printing and postage fees (Note 5)	1,820
Custodian fees	10,581
Trustees’ fees (Note 5)	55
Registration and filing fees	7,514
Miscellaneous	13

Total expenses	77,500
Less: expense reductions (Note 5)	(49,423)

Net expenses	28,077

Net investment income	162,922

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(39,232)
Investments in affiliated underlying funds	(34,950)
Capital gain distributions received from affiliated underlying funds	122,475
48,293
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(416,361)
Investments in affiliated underlying funds	(954,464)
(1,370,825)
Net realized and unrealized loss	(1,322,532)

Decrease in net assets from operations	($1,159,610)

1 Period from 1-2-08 (commencement of operations) to 12-31-08.

See notes to financial statements

Annual report | Retirement Rising Distribution Portfolio	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Portfolio’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Period
ended
12-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$162,922
Net realized gain	48,293
Change in net unrealized appreciation (depreciation)	(1,370,825)

Decrease in net assets resulting from operations	(1,159,610)

Distributions to shareholders
From net investment income	(193,076)

From Fund share transactions (Note 6)	5,193,072

Total increase	3,840,386

Net assets

Beginning of period	—

End of period	$3,840,386

Accumulated undistributed net investment income	$47,914

1 Period from 1-2-08 (commencement of operations) to 12-31-08.

See notes to financial statements

16	Retirement Rising Distribution Portfolio | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES

Period ended	12-31-08[1,2]

Per share operating performance

Net asset value, beginning of period	$12.70
Net investment income	0.41[3]
Net realized and unrealized loss on investments	(3.29)
Total from investment operations	(2.88)
Less distributions
From net investment income	(0.48)
Total distributions	(0.48)
Net asset value, end of period	$9.34
Total return (%)[4,5]	(23.21)

Ratios and supplemental data

Net assets, end of period
(in millions)	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71[6]
Expenses net of all fee waivers, if any	0.62[6]
Expenses net of all fee waivers and credits	0.62[6]
Net investment income (loss)	3.59[6]
Portfolio turnover (%)	17

1 Class A shares began operations on 1-2-08.

2 Per share data has been restated to reflect the effects of a 1-for-1.269970 reverse stock split effective on October 7, 2008.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Ratios do not include expenses directly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was 0.61% –1.13%.

See notes to financial statements

Annual report | Retirement Rising Distribution Portfolio	17

Notes to financial statements

Note 1
Organization of the Trust
Retirement Rising Distribution Portfolio (the Portfolio) is a series of John Hancock Funds II (the Trust or JHF II). The Portfolio commenced investment operations on January 2, 2008. The Trust is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers seventy-two separate investment funds.

The Portfolio is non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Portfolio may also invest in unaffiliated underlying funds and other permitted investments.

The JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (JHIMS or the Adviser) and distributed by John Hancock Funds, LLC (the Distributor).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the commission’s public reference room in Washington, D.C. The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA), serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees has authorized the issuance of Class A shares of the Portfolio. Class A shares are open to all retail investors.

Note 2
Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolio:

Securities valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close

18	Retirement Rising Distribution Portfolio | Annual report

of business on the principal securities exchange (domestic or foreign) on which they trade. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The three levels of hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use to price a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$3,582,456	—
Level 2 — Other Significant Observable Inputs	289,997	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$3,872,453	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation of the instrument.

Overdrafts
Pursuant to the custodian agreements, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Portfolio property, that is not segregated, to the extent of any overdraft.

Security transactions and related
investment income
Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when

Annual report | Retirement Rising Distribution Portfolio	19

the Portfolio becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Distributions received from underlying funds will continue to reflect the character of these distributions. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

The Portfolio uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses
The majority of expenses are directly identifiable to an individual Portfolio. Trust expenses that are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Portfolios. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes
The Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s federal tax returns to be filed for the year ended December 31, 2008 will be subject to examination by the Internal Revenue Service.

Distribution of income and gains
The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Portfolio uses a quarterly targeted distribution strategy and distributes substantially all of its net income quarterly and capital gains distributions, if any, annually. If the Portfolio has not met its distribution goal from net income and capital gains, then the distributions may consist of a return of capital.

During the year ended December 31, 2008, tax character of distributions paid was $193,076 from net investment income.

As of December 31, 2008, the components of distributable earnings on a tax basis, included $54,926 of ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to short term distributions received from underlying funds.

Net capital losses of $17,047 that are attributable to securities transactions incurred after October 31, 2008, are treated as arising on January 1, 2009, the first day of the Fund’s next taxable year.

Note 3
Risks & uncertainties
Concentration risk
The Portfolio may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Portfolio’s value more volatile and investment values may rise and fall more rapidly. In addition, a Portfolio with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

20	Retirement Rising Distribution Portfolio | Annual report

Note 4
Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 5
Investment advisory and other
agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The Portfolio and the Adviser has a sub-advisory agreement with MFC Global (U.S.A.), a wholly-owned subsidiary of MFC. The Portfolio is not responsible for the payment of sub-advisory fees.

Each fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other Assets).

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Retirement Distribution Portfolio and is equivalent to the sum of: (a) 0.060% of the first $500 million of Aggregate Net Assets and (b) 0.050% of the Excess over $500 million of Aggregate Net Assets.

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Retirement Distribution Portfolio and is equivalent to the sum of: (a) 0.510% of the first $500 million of Aggregate Net Assets and (b) 0.500% of the Excess over $500 million of Aggregate Net Assets and is applied to the Other Assets of the Portfolio.

The investment management fees incurred for the year ended December 31, 2008, were equivalent to an annual effective rate of 0.18% of the Portfolio’s average daily net assets.

Expense reimbursements
The Adviser has contractually agreed to reimburse or limit certain Portfolio level expenses to 0.09% of the Portfolio’s average annual net assets. This agreement excludes management fees, underlying fund expenses, taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, registration fees, printing and postage and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. In addition, fees incurred under any agreement or plans of the Portfolio dealing with services for the shareholders and others with beneficial interest in shares of the Portfolio, are excluded.

The Adviser has also agreed to a contractual expense limit on Class A specific expenses (which include 12b-1, transfer agent, service fees, registration, and printing and postage) of 0.35%.

Accordingly, the expense reductions amounted to $49,423 for the year ended December 31, 2008. These expense reimbursements shall continue in effect until December 31, 2008 and thereafter until terminated by the Adviser.

Fund administration fees
Pursuant to the Advisory Agreement, the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Annual report | Retirement Rising Distribution Portfolio	21

The fund administration fees incurred for the year ended December 31, 2008, were equivalent to an annual effective rate of 0.01% of the Portfolio’s average daily net assets.

Distribution and service plans
The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted a Distribution Plan with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes daily payments to the Distributor at an annual rate not to exceed 0.30% of the average daily net assets of Class A. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

Sales charges
Class A shares are assessed up-front sales charges. During the year ended December 31, 2008, John Hancock USA was the sole investor in the Portfolio and was not assessed sales charges.

Transfer agent fees
The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. The Portfolio pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A share average daily net assets. This agreement was effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. There were no transfer agent fee reductions for Class A shares during the year ended December 31, 2008.

The Portfolio receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Portfolio’s transfer agent fees and out-of-pocket expenses. During the year ended December 31, 2008, there were no transfer agent credits earned.

Note 6
Portfolio share transactions
This listing illustrates the number of Portfolio shares sold, reinvested and repurchased during the years ended December 31, 2008, along with the corresponding dollar value.

	Period ended 12-31-08
	Shares	Amount
Class A shares

Sold	393,710	$4,999,996
Distributions reinvested	17,452	193,076
Net increase	411,162	$5,193,072

John Hancock USA owned 411,162 Class A shares of beneficial interest of the Portfolio on December 31, 2008.

On September 26, 2008, the Board of Trustees approved a 1-for-1.269970 reverse stock split for Class A shares, effective October 7, 2008. Per share amounts, shares sold, shares reinvested and shares outstanding have been adjusted to reflect this transaction. The reverse stock split had no impact on the overall value of a shareholder’s investment in the Fund.

22	Retirement Rising Distribution Portfolio | Annual report

Note 7
Purchases and sales of securities
Purchases and sales of the affiliated and unaffiliated underlying funds during the year ended December 31, 2008, aggregated $5,742,544 and $715,081, respectively.

Note 8
Investment in affiliated
underlying funds
The Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investments may represent a significant portion of each underlying fund’s net assets. For the year ended December 31, 2008 the Portfolio did not hold a significant position in any of the underlying funds.

Annual report | Retirement Rising Distribution Portfolio	23

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and
Shareholder of John Hancock Retirement Rising Distribution Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Retirement Rising Distribution Portfolio, (the “Fund”), a portfolio of John Hancock Funds II, at December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the period January 2, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 26, 2009

24	Retirement Rising Distribution Portfolio | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio, if any, paid during its taxable year ended December 31, 2008.

With respect to the ordinary dividends paid by the Portfolio for the fiscal year ended December 31, 2008, 6.92% of the dividends qualifies for the corporate dividends-received deduction.

The Portfolio hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Retirement Rising Distribution Portfolio	25

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2008	212

Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since 1988) and former Trustee of John Hancock Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2008	212

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant. Partner,
Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation
(since 2004). Trustee of John Hancock Trust (since 2005), and former Trustee of John Hancock Funds III
(2005–2006).

Elizabeth G. Cook, Born: 1937	2008	212

Expressive Arts Therapist, Massachusetts General Hospital (September 2001 to June 2007); Expressive Arts
Therapist, Dana Farber Cancer Institute (September 2000 to January 2004); Trustee of John Hancock Trust
(since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Theron S. Hoffman,[2] Born: 1947	2008	212

Trustee of John Hancock Trust and John Hancock Funds II (since September 2008); Chief Executive
Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd Organization (since 2003); President,
Westport Resources Management (2006–2008); Partner/Operating Head & Senior Managing Director,
Putnam Investments (2000–2003).

Hassell H. McClellan, Born: 1945	2008	212

Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston
College. Trustee of John Hancock Trust (since 2005), former Trustee of John Hancock Funds III
(2005–2006) and Trustee of Phoenix Edge Series Fund (since 2008).

James M. Oates, Born: 1946	2008	212

Chairman of the Board of John Hancock Funds II; Managing Director, Wydown Group (financial con-
sulting firm) (since 1994); Chairman, Emerson Investment Management, Inc. (since 2000); Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2006).
Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial
Services Corporation (since 1995); and Connecticut River Bancorp, Director (since 1998); Virtus Investment
Management (since 2009); and Emerson Investment Management (since 2000). Trustee of John Hancock
Trust (since 2004) and former Trustee of John Hancock Funds III (2005–2006).

26	Retirement Rising Distribution Portfolio | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Steven M. Roberts,[2] Born: 1944	2008	212

Trustee of John Hancock Trust and John Hancock Funds II (since September 2008); Board of Governors
Deputy Director, Federal Reserve System (2005–2008); Partner, KPMG (1987–2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding Shares of the Trust.

2 Mr. Hoffman and Mr. Roberts were appointed by the Board as Trustees on September 26, 2008.

Trustee Emeritus

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since	by Trustee

John D. Richardson,[1] Born: 1938	2008	212

Former Trustee of JHT (Retired, December 14, 2006). Former Senior Executive Vice President, Office of
the President, MFC, February 2000 to March 2002 (Retired, March 2002); Executive Vice President and
General Manager, U.S. Operations, Manulife Financial, January 1995 to January 2000.

1 Mr. Richardson became a non-voting Trustee Emeritus on December 14, 2006.

Non-Independent Trustees[1,2]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1,2]	by Trustee

James R. Boyle,[3] Born: 1959	2008	269

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Grace K. Fey,[4,5] Born: 1946	2008	212

Trustee of John Hancock Trust and John Hancock Funds II (since September 2008); Chief Executive Officer,
Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier Capital Management
Company (1988–2007).

Annual report | Retirement Rising Distribution Portfolio	27

1 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

2 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding Shares of the Trust holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

4 Ms. Fey was appointed by the Board as Trustee on September 26, 2008.

5 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2008

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2008

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2008

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

28	Retirement Rising Distribution Portfolio | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Charles A. Rizzo, Born: 1957	2008

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2008

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

John G. Vrysen, Born: 1955	2008

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial Corporation
(until 2006).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

Annual report | Retirement Rising Distribution Portfolio	29

More information

PROXY VOTING POLICY AND PROXY VOTING RECORD. A description of the Portfolio’s proxy voting policies and procedures, and information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge upon request.

By phone	On the Portfolio’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
James M. Oates, Chairman	Chief Compliance Officer	John Hancock Funds, LLC
James R. Boyle†		601 Congress Street
Grace K. Fey†**	Charles A. Rizzo	Boston, MA 02210-2805
Charles L. Bardelis*	Chief Financial Officer
Peter S. Burgess*		Custodian
Elizabeth G. Cook**	Gordon M. Shone	State Street Bank & Trust Co.
Theron S. Hoffman**	Treasurer	2 Avenue de Lafayette
Hassell H. McClellan**		Boston, MA 02111
Steven M. Roberts*	John G. Vrysen
John D. Richardson*,	Chief Operating Officer	Transfer agent
Trustee Emeritus		John Hancock Signature
*Members of the Audit Committee	Investment adviser	Services, Inc.
**Members of the	John Hancock Investment	P.O. Box 9510
Compliance Committee	Management Services, LLC	Portsmouth, NH 03802-9510
†Non-Independent Trustees	601 Congress Street
	Boston, MA 02210-2805	Legal counsel
Officers		K&L Gates LLP
Keith F. Hartstein	Subadviser	One Lincoln Street
President and	MFC Global Investment	Boston, MA 02111-2950
Chief Executive Officer	Management (U.S.A.) Limited
	200 Bloor Street East	Independent registered
Thomas M. Kinzler	Toronto, Ontario, Canada	public accounting firm
Secretary and Chief Legal Officer	M4W 1E5	PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s Web site at www.sec.gov. The Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Portfolio’s complete schedule of holdings can be found in its semiannual or annual report on www.jhfunds.com.

30	Retirement Rising Distribution Portfolio | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Retirement Rising Distribution Portfolio.	3320A 12/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	2/09

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year, December 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR), that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f)(1) Not applicable

(f)(2) Not applicable

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Peter S. Burgess, who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:

2008: $237,474
2007: $78,985

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b) AUDIT RELATED FEES:

2008: $38,646
2007: $25,960

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably relate to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and fund merger audit services.

(c) TAX FEES:

2008: $21,775
2007: $15,395

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax services provided by the principal accountant relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and returns and a review of the Registrant’s calculations of capital gain and income distributions.

(d) ALL OTHER FEES: None

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $7,793,908 for the fiscal year ended December 31, 2008, and $1,566,218 for the fiscal year ended December 31, 2007.

(h) The Registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PWC’s independence

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS. Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) SEE ATTACHED CODE OF ETHICS.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer
Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer
Date: February 26, 2009

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: February 26, 2009